                                             Registration Statement No. 33-83446
                                                                        811-8740

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 3

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES
                  --------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                              (Name of Depositor)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT  06183
                 ----------------------------------------------
              (Address of Depositor's Principal Executive Offices)

   Insurance Company's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                                   Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                          Hartford, Connecticut  06183
                          ----------------------------
                    (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  ___________________

It is proposed that this filing will become effective (check appropriate box):
______ immediately upon filing pursuant to paragraph (b) of Rule 485.
X      on May 1, 1997 pursuant to paragraph (b) of Rule 485.
------
______ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
______ on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
______     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of Variable Annuity Contract units was registered under the Securities Act of 1933. A Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 28, 1997.

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES

                             Cross-Reference Sheet

                                    Form N-4

ITEM
NO.                                                         CAPTION IN PROSPECTUS
---                                                         ---------------------
1.       Cover Page                                         Cover Page
2.       Definitions                                        Glossary of Special Terms
3.       Synopsis                                           Prospectus Summary
4.       Condensed Financial Information                    Not Available
5.       General Description of Registrant,                 The Insurance Company; The Separate
            Depositor and Portfolio Companies                  Account and the Underlying Funds
6.       Deductions                                         Charges and Deductions; Distribution of
                                                               Variable Annuity Contracts
7.       General Description of Variable                    The Contract
            Annuity Contracts
8.       Annuity Period                                     The Annuity Period
9.       Death Benefit                                      Death Benefit
10.      Purchases and Contract Value                       The Contract
11.      Redemptions                                        Surrenders and Redemptions
12.      Taxes                                              Federal Tax Considerations
13.      Legal Proceedings                                  Legal Proceedings and Opinions
14.      Table of Contents of Statement                     Appendix A
            of Additional Information


                                                            CAPTION IN STATEMENT OF ADDITIONAL
                                                            INFORMATION
                                                            ---------------------------------------------------

15.      Cover Page                                         Cover Page
16.      Table of Contents                                  Table of Contents
17.      General Information and History                    The Insurance Company; The Separate
                                                               Account and the Underlying Funds
18.      Services                                           Distribution and Management Services
19.      Purchase of Securities Being Offered               Not Applicable
20.      Underwriters                                       Principal Underwriter
21.      Calculation of Performance Data                    Performance Information
22.      Annuity Payments                                   Not Applicable
23.      Financial Statements                               Financial Statements

                                     PART A

                      Information Required in a Prospectus
                      ------------------------------------

                               UNIVERSAL ANNUITY
                                   PROSPECTUS


This prospectus describes the Individual Variable Annuity Contracts (the "Contracts") to which Purchase Payments may be made as either a single payment or on a flexible basis. The Contracts are issued by The Travelers Life and Annuity Company. Purchase Payments may be allocated to one or more of the following Underlying Funds of The Travelers Fund VA for Variable Annuities (Fund
VA):

Capital Appreciation Fund             Dreyfus Stock Index Fund
High Yield Bond Trust                 American Odyssey International Equity Fund
Managed Assets Trust                  American Odyssey Emerging Opportunities Fund
U.S. Government Securities
  Portfolio                           American Odyssey Core Equity Fund
Social Awareness Stock Portfolio      American Odyssey Long-Term Bond Fund
Utilities Portfolio                   American Odyssey Intermediate-Term Bond Fund
Templeton Bond Fund                   American Odyssey Short-Term Bond Fund
Templeton Stock Fund                  Smith Barney Income and Growth Portfolio
Templeton Asset Allocation Fund       Alliance Growth Portfolio
Fidelity's High Income Portfolio      Smith Barney International Equity Portfolio
Fidelity's Equity-Income Portfolio    Putnam Diversified Income Portfolio
Fidelity's Growth Portfolio           Smith Barney High Income Portfolio
Fidelity's Asset Manager Portfolio    MFS Total Return Portfolio
Cash Income Trust

This prospectus sets forth the information that you should know before investing. Please read it and retain it for future reference. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1996, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. A copy may be obtained, without charge, by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 860-422-3985. The Table of Contents of the SAI appears in Appendix A of this prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF FUND VA'S UNDERLYING FUNDS. BOTH THIS PROSPECTUS AND EACH OF THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..............................................................     4
PROSPECTUS SUMMARY.....................................................................     5
FEE TABLE..............................................................................     6
THE VARIABLE ANNUITY CONTRACT..........................................................     9
  PURCHASE PAYMENTS....................................................................     9
     Application of Purchase Payments..................................................     9
     Number of Accumulation Units......................................................     9
     Fund VA: Underlying Funds.........................................................     9
TRANSFERS..............................................................................    12
  Dollar-Cost Averaging (Automated Transfers)..........................................    12
  Asset Allocation Advice..............................................................    12
  Telephone Transfers..................................................................    13
SURRENDERS AND REDEMPTIONS.............................................................    13
  Systematic Withdrawals...............................................................    13
DEATH BENEFIT..........................................................................    13
CHARGES AND DEDUCTIONS.................................................................    14
  Contingent Deferred Sales Charge.....................................................    14
  Premium Tax..........................................................................    15
  Administrative Charge................................................................    15
  Mortality and Expense Risk Charge....................................................    15
  Reduction or Elimination of Contract Charges.........................................    15
  Investment Advisory Fees.............................................................    16
THE ANNUITY PERIOD.....................................................................    16
  Maturity Date........................................................................    16
  Allocation of Annuity Payments.......................................................    16
  Annuity Unit Value...................................................................    16
  Determination of First Annuity Payment...............................................    17
  Determination of Second and Subsequent Annuity Payments..............................    17
  Fixed annuity........................................................................    17
PAYOUT OPTIONS.........................................................................    17
  Election of Options..................................................................    17
  Annuity Options......................................................................    18
  Income Options.......................................................................    19
MISCELLANEOUS..........................................................................    19
  Termination..........................................................................    19
  Required Reports.....................................................................    19
  Right to Return......................................................................    20
  Suspension of Payments...............................................................    20
  Voting Rights........................................................................    20
  Distribution of Variable Annuity Contracts...........................................    21
  State Regulation.....................................................................    21
  Legal Proceedings and Opinions.......................................................    21

THE INSURANCE COMPANY AND SEPARATE ACCOUNT.............................................    21
  THE INSURANCE COMPANY................................................................    21
  THE SEPARATE ACCOUNT.................................................................    22
     Substitution of Investments.......................................................    22
     Investment Advisers...............................................................    23
     Performance Information...........................................................    24
FEDERAL TAX CONSIDERATIONS.............................................................    24
  General..............................................................................    24
  Investor Control.....................................................................    25
  Section 403(b) Plans and Arrangements................................................    25
  Qualified Pension and Profit-Sharing Plans...........................................    26
  Individual Retirement Annuities......................................................    26
  Section 457 Plans....................................................................    26
  The Employee Retirement Income Security Act of 1974..................................    27
  Federal Income Tax Withholding.......................................................    27
  Tax Advice...........................................................................    28
  The Fixed Account....................................................................    29
APPENDIX A.............................................................................    30

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a contract before Annuity Payments begin.

ANNUITANT:  the person on whose life the Variable Annuity contract is issued.


ANNUITY COMMENCEMENT DATE: the date on which Annuity Payments are to begin under the terms of the Contract and/or the Plan. Also referred to as "Maturity Date".


ANNUITY PAYMENTS: a series of periodic payments for life; for life with either a minimum number of payments or a determinable sum assured; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

ANNUITY UNIT: an accounting unit of measure used to calculate the dollar amount of Annuity Payments.

CASH SURRENDER VALUE: the amount payable to the Owner or other payee upon termination of the contract during the lifetime of the Annuitant.


CASH VALUE: the current value of Accumulation Units credited to the contract less any administrative charges.


COMPANY:  The Travelers Life and Annuity Company.

COMPANY'S HOME OFFICE: the principal executive offices of the Company, located at One Tower Square, Hartford, Connecticut, 06183.


CONTRACT:  the Variable Annuity contract described in this prospectus.


CONTRACT DATE: the date on which the Contract and its benefits and provisions become effective.

CONTRACT YEARS:  annual periods computed from the Contract Date.

CONTRACT OWNER (OWNER):  the person to whom the Contract is issued.


CONTRACT OWNER'S ACCOUNT (OWNER'S ACCOUNT): the record of Accumulation Units credited to the Contract Owner.


INCOME PAYMENTS: optional forms of periodic payments made by the Company which are not based on the life of the Annuitant.

MATURITY DATE:  the date on which the first Annuity Payment is to begin.

PURCHASE PAYMENT: a gross amount paid to the Company under the Contract during the accumulation period.

SEPARATE ACCOUNT: The Travelers Fund VA for Variable Annuities, which contains assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company.


UNDERLYING FUND(S): the investment option(s) available under The Travelers Fund VA for Variable Annuities to which payments under the Contract may be allocated. (The portion of the Contract or Account allocated to the Underlying Fund is referred to in the Contract as "Sub-Accounts.")


VALUATION DATE: generally, a day on which an account is valued. A valuation date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD: the period between the close of business on successive Valuation Dates.

VARIABLE ANNUITY: an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


INTRODUCTION

The Contract described in this prospectus is both an insurance product and a security. As an insurance product, it is subject to the insurance laws and regulations of each state in which it is available for distribution. As a security it is subject to federal securities laws. The Contract is a variable annuity designed to help Contract Owners accumulate money for retirement. It allows Purchase Payments to be allocated to any or all of the Underlying Funds. The Contracts described in this prospectus are issued by The Travelers Life and Annuity Company (the "Company" or "The Travelers"). The minimum Purchase Payment under tax-qualified contracts is $20, except in the case of individual retirement annuities ("IRAs") where the initial minimum Purchase Payment is $1,000. For nonqualified contracts, the minimum Purchase Payment is $1,000 initially, and $100 thereafter. (See "The Variable Annuity Contract -- Purchase Payments," page 9.) Purchase Payments are allocated to the Underlying Funds of Fund VA in accordance with the selection made by the Contract Owner. A description of the investment objectives for each begins on page 8.

For Individual Contracts there is a Right to Return. (See
"Miscellaneous -- Right to Return," page 19.)

TRANSFERS AND SURRENDERS

Transfers may be made among available Underlying Funds without fee, penalty or charge at any time before Annuity or Income Payments begin. (See "Transfers," page 12.)

Prior to the Maturity Date, all or part of the Contract value may be surrendered, subject to certain charges and limitations. Income taxes will be payable on the taxable portion of the amount surrendered, and a penalty tax may be incurred if you are under age 59 1/2. (See "Surrenders and Redemptions," page 13, and "Federal Tax Considerations -- Section 403(b) Plans and Arrangements," page 25.)

ASSET ALLOCATION

Some Contract Owners may elect to enter into an asset allocation investment advisory agreement which is fully described in a separate Disclosure Statement. (See "The Travelers Fund VA for Variable Annuities -- Asset Allocation Advice," page 12.)

CHARGES AND EXPENSES

No sales charge is deducted from Purchase Payments when they are received. However, a Contingent Deferred Sales Charge of 5% will be deducted if a Purchase Payment is surrendered within five years of the date it was received. Under certain circumstances, the Contingent Deferred Sales Charge may be waived. (See "Charges and Deductions -- Contingent Deferred Sales Charge," page 14.)

Premium taxes may apply to annuities in a few states. The applicable amount will be deducted in compliance with each state's laws. (See "Charges and Deductions -- Premium Tax," page 15.)

The Company will deduct $15 semiannually from the Contract to cover administrative expenses associated with the Contract. (See "Charges and Deductions -- Administrative Charge," page 15.)

The Company deducts an insurance charge from the Separate Account to compensate for mortality and expense risks assumed by the Company. The charge is equivalent on an annual basis to 1.25% of the daily net assets of the Separate Account. (See "Charges and Deductions -- Mortality and Expense Risk Charge," page 15.)

For investment options under Fund VA, the investment management and advisory services fee is deducted from the assets of the underlying funds. (See the prospectuses for the Underlying Funds for a description of their respective investment management and advisory fees.)

ANNUITY PAYMENTS

At the Maturity Date, the Contract provides lifetime Annuity Payments, as well as other types of payout plans. (See "Payout Options," page 17.) If a variable payout is selected, the payments will continue to vary with the investment performance of the selected Underlying Funds. Variable payout is not available for Contracts issued in New Jersey and Florida.


DEATH BENEFIT

A death benefit is payable to the Beneficiary of the Contract if the Annuitant dies before Annuity or Income Payments begin. (See "Death Benefit," page 13.)

                                   FEE TABLE
--------------------------------------------------------------------------------

                        FUND VA AND ITS UNDERLYING FUNDS

The purpose of this Fee Table is to help individuals understand the various costs and expenses that a Contract Owner may bear, directly or indirectly, under the Contract. The information, except as noted, reflects expenses of Fund VA and its Underlying Funds for the fiscal year ending December 31, 1995. For additional information, including possible waivers or reductions of these expenses, see "Charges and Deductions," page 14. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT CHARGES AND EXPENSES

     CONTINGENT DEFERRED SALES CHARGE (as a percentage of purchase payments)........    5.00%
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE......................................      $15
ANNUAL SEPARATE ACCOUNT EXPENSES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of average net assets of
       Fund VA).....................................................................    1.25%
UNDERLYING FUND EXPENSES:
(as a percentage of average net assets of amounts allocated to the Underlying Fund)

                                                                              OTHER           TOTAL
                                                                             EXPENSES       UNDERLYING
                                                            MANAGEMENT        (AFTER           FUND
                      UNDERLYING FUNDS                         FEE        REIMBURSEMENT)     EXPENSES

    --------------------------------------------------------------------------------------------------
    Capital Appreciation Fund............................      0.75%           0.08%           0.83%
    High Yield Bond Trust................................      0.50%           0.47%           0.97%
    Managed Assets Trust.................................      0.50%           0.08%           0.58%
    Cash Income Trust....................................      0.32%           0.93%           1.25%
    U.S. Government Securities Portfolio.................      0.32%           0.30%           0.62%
    Social Awareness Stock Portfolio.....................      0.65%           0.60%(1)        1.25%
    Utilities Portfolio..................................      0.65%           0.42%           1.07%
    Templeton Bond Fund..................................      0.50%           0.18%           0.68%
    Templeton Stock Fund.................................      0.70%           0.18%(2)        0.88%
    Templeton Asset Allocation Fund......................      0.61%           0.17%(2)        0.78%
    Fidelity's High Income Portfolio.....................      0.59%           0.12%(3)        0.71%
    Fidelity's Equity-Income Portfolio...................      0.51%           0.05%(3)        0.56%
    Fidelity's Growth Portfolio..........................      0.61%           0.06%(3)        0.67%
    Fidelity's Asset Manager Portfolio...................      0.64%           0.09%(3)        0.73%
    Dreyfus Stock Index Fund.............................      0.25%           0.05%           0.30%
    American Odyssey International Equity Fund...........      0.65%           0.21%           0.86%
    American Odyssey Emerging Opportunities Fund.........      0.60%           0.12%           0.72%
    American Odyssey Core Equity Fund....................      0.57%           0.11%           0.68%
    American Odyssey Long-Term Bond Fund.................      0.50%           0.13%           0.63%
    American Odyssey Intermediate-Term Bond Fund.........      0.50%           0.16%           0.66%
    American Odyssey Short-Term Bond Fund................      0.50%           0.25%(4)        0.75%
    Smith Barney Income and Growth Portfolio.............      0.65%           0.08%(5)        0.73%
    Alliance Growth Portfolio............................      0.80%           0.07%(5)        0.87%
    Smith Barney International Equity Portfolio..........      0.75%           0.21%(5)        0.96%
    Putnam Diversified Income Portfolio..................      0.60%           0.24%(5)        0.84%
    Smith Barney High Income Portfolio...................      0.80%           0.11%(5)        0.91%
    MFS Total Return Portfolio...........................      0.90%           0.20%(6)        1.10%



(1) Other Expenses take into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse each Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 1.25%. Without such arrangement, Other Expenses would have been 1.69% for the Social Awareness Stock Portfolio.

(2) Management Fees and Total Underlying Fund Expenses have been restated to reflect the management fee schedule which was approved by shareholders and which takes effect on May 1, 1997. Actual Management Fees and Total Underlying Fund Expenses before May 1, 1997 were lower.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce the fund's expensed. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Without these reductions, the Total Underlying Fund Expenses presented in this table would have been 0.58% for Equity -Income Portfolio, 0.69% for Growth Portfolio, and 0.74% for Asset Management Portfolio.

(4) The Short-Term Bond Fund is required to repay the Manager for any fees the Manager previously waived or expenses the Manager previously reimbursed, provided that this repayment by the Fund does not cause the total expense ratio to exceed 0.75%. Without these repayments, Total Fund Expenses for the Short-Term Bond Fund for 1996 would have been 0.68%.

(5) Other expenses are as of October 31, 1996 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1996.

(6) During the fiscal year ended October 31, 1996, the Smith Barney International Equity Portfolio and G.T. Global Strategic Income Portfolio earned credits from the Custodian which reduced the service fees incurred. When these credits are taken into consideration, Total Underlying Fund Expenses for these Portfolios are 1.05% and 1.11% respectively. In addition, the Manager waived all or part of its fees for this period for the G.T. Global Strategic Income Portfolio. Actual Total Underlying Expenses for the Portfolio would have been 1.38% without this reimbursement.

EXAMPLE*
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


----------------------------------------------------------------------------------------------------------

                                                                    ONE      THREE     FIVE       TEN
                                                                    YEAR     YEARS     YEARS     YEARS
----------------------------------------------------------------------------------------------------------
Underlying Funding Options:
  Capital Appreciation Fund......................................   $73(a)   $120(a)   $170(a)   $258 a)
                                                                     23(b)     70(b)    120(b)    258 b)
  High Yield Bond Trust..........................................    74(a)    124(a)    177(a)    272 a)
                                                                     24(b)     74(b)    127(b)    272 b)
  Managed Assets Trust...........................................    70(a)    113(a)    158(a)    232 a)
                                                                     20(b)     63(b)    108(b)    232 b)
  Cash Income Trust..............................................

  U.S. Government Securities Portfolio...........................    71(a)    114(a)    160(a)    237 a)
                                                                     21(b)     64(b)    110(b)    237 b)
  Social Awareness Stock Portfolio...............................    77(a)    133(a)    191(a)    300 a)
                                                                     27(b)     83(b)    141(b)    300 b)
  Utilities Portfolio............................................    75(a)    127(a)    182(a)    282 a)
                                                                     25(b)     77(b)    132(b)    282 b)
  Templeton Bond Fund (Class 1)..................................    71(a)    116(a)    163(a)    243 a)
                                                                     21(b)     66(b)    113(b)    243 b)
  Templeton Stock Fund (Class 1).................................    73(a)    122(a)    173(a)    263 a)
                                                                     23(b)     72(b)    123(b)    263 b)
  Templeton Asset Allocation Fund (Class 1)......................    72(a)    119(a)    168(a)    253 a)
                                                                     22(b)     69(b)    118(b)    253 b)
  Fidelity VIP High Income Portfolio.............................    72(a)    117(a)    164(a)    246 a)
                                                                     22(b)     67(b)    114(b)    246 b)
  Fidelity VIP Equity-Income Portfolio...........................    70(a)    112(a)    157(a)    230 a)
                                                                     20(b)     62(b)    107(b)    230 b)
  Fidelity VIP Growth Portfolio..................................    71(a)    115(a)    162(a)    242 a)
                                                                     21(b)     65(b)    112(b)    242 b)
  Fidelity VIP II Asset Manager Portfolio........................    72(a)    117(a)    165(a)    248 a)
                                                                     22(b)     67(b)    115(b)    248 b)
  Dreyfus Stock Index Fund.......................................    67(a)    104(a)    143(a)    203 a)
                                                                     17(b)     54(b)     93(b)    203 b)
  American Odyssey Funds(1):
    International Equity Fund....................................    73(a)    121(a)    172(a)    261 a)
                                                                     23(b)     71(b)    122(b)    261 b)
    Emerging Opportunities Fund..................................    72(a)    117(a)    165(a)    247 a)
                                                                     22(b)     67(b)    115(b)    247 b)
    Core Equity Fund.............................................    71(a)    116(a)    163(a)    243 a)
                                                                     21(b)     66(b)    113(b)    243 b)
    Long-Term Bond Fund..........................................    71(a)    114(a)    160(a)    238 a)
                                                                     21(b)     64(b)    110(b)    238 b)
    Intermediate-Term Bond Fund..................................    71(a)    115(a)    162(a)    241 a)
                                                                     21(b)     65(b)    112(b)    241 b)
    Short-Term Bond Fund.........................................    72(a)    118(a)    166(a)    250 a)
                                                                     22(b)     68(b)    116(b)    250 b)
  American Odyssey Funds(2):
    International Equity Fund....................................    86(a)    158(a)    233(a)    380 a)
                                                                     36(b)    108(b)    183(b)    380 b)
    Emerging Opportunities Fund..................................    84(a)    154(a)    226(a)    367 a)
                                                                     34(b)    104(b)    176(b)    367 b)
    Core Equity Fund.............................................    84(a)    153(a)    224(a)    364 a)
                                                                     34(b)    103(b)    174(b)    364 b)
    Long-Term Bond Fund..........................................    83(a)    151(a)    222(a)    359 a)
                                                                     33(b)    101(b)    172(b)    359 b)
    Intermediate-Term Bond Fund..................................    84(a)    152(a)    223(a)    362 a)
                                                                     34(b)    102(b)    173(b)    362 b)
    Short-Term Bond Fund.........................................    84(a)    155(a)    228(a)    370 a)
                                                                     34(b)    105(b)    178(b)    370 b)
  Smith Barney Income and Growth Portfolio.......................    72(a)    117(a)    165(a)    248 a)
                                                                     22(b)     67(b)    115(b)    248 b)
  Alliance Growth Portfolio......................................    73(a)    121(a)    172(a)    262 a)
                                                                     23(b)     71(b)    122(b)    262 b)
  Smith Barney International Equity Portfolio....................    75(a)    128(a)    184(a)    285 a)
                                                                     25(b)     78(b)    134(b)    285 b)
  Putnam Diversified Income Portfolio............................    74(a)    124(a)    177(a)    271 a)
                                                                     24(b)     74(b)    127(b)    271 b)
  Smith Barney High Income Portfolio.............................    73(a)    121(a)    171(a)    259 a)
                                                                     23(b)     71(b)    121(b)    259 b)
  MFS Total Return Portfolio.....................................    74(a)    123(a)    174(a)    266 a)
                                                                     24(b)     73(b)    124(b)    266 b)



* The Example reflects the $15 Semiannual Contract Fee as an annual charge of 0.167% of assets.

(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.
[/R]

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


The Contract is a variable annuity designed to help Contract Owners accumulate money for retirement. The following brief description of the key features of the Contract is subject to the specific terms of the Contract itself. Reference should also be made to the Glossary of Special Terms.

PURCHASE PAYMENTS

Purchase Payments under tax-qualified retirement plans (except IRAs), that is, tax-sheltered annuities (i.e., 403(b)), corporate pension and profit-sharing, governmental and deferred compensation plans for governmental and tax-exempt organization employees, may be made under the Contract in amounts of $20 or more per Participant, subject to the terms of the Plan. The initial minimum Purchase Payment for IRAs is $1,000; for nonqualified Contracts, the initial minimum Purchase Payment is $1,000 and $100 thereafter. The initial Purchase Payment is due and payable before the Contract becomes effective.

Purchase Payments accumulate under the Contract until the Annuity Commencement Date. The Company will automatically begin paying Annuity Payments to the Owner on the Annuity Commencement Date, if the Owner is then living. (See "Annuity Option -- Automatic Option," page 18.) The Owner may choose instead a number of alternative arrangements for benefit payments. If the Owner dies before a payout begins, the amount due will be paid to the beneficiary.

APPLICATION OF PURCHASE PAYMENTS

Each Purchase Payment will be applied to the Contract to provide Accumulation Units of the Underlying Funds, as selected by the Contract Owner. Such Accumulation Units will be credited to an Owner's Account. If the Contract application is in good order, the Company will apply the initial Purchase Payment within two business days of receipt of the Purchase Payment at the Company's Home Office. If the application is not in good order, the Company will attempt to secure the missing information within five business days. If the application is not complete at the end of this period, the Company will inform the applicant of the reason for the delay. The Purchase Payment will be returned immediately unless the applicant specifically consents to the Company keeping the Purchase Payment until the application is complete. Once it is complete, the Purchase Payment will be applied within two business days.

NUMBER OF ACCUMULATION UNITS

The number of Accumulation Units to be credited will be determined by dividing the Purchase Payment applied to the designated Underlying Fund by the current Accumulation Unit Value of that Underlying Fund.

The Accumulation Unit Value for each Underlying Fund was established at $1.00 at inception. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is described in the SAI. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date. The value of an Accumulation Unit may increase or decrease.


FUND VA

Fund VA currently invests in the following Underlying Funds. Each Underlying Fund has risks associated with it. Please read the accompanying prospectus for each carefully. Underlying Funds may be added or withdrawn as permitted by applicable law. Additionally, some of the Underlying Funds may not be available in every state due to various insurance regulations.

UNDERLYING FUNDS:

CAPITAL APPRECIATION FUND. The objective of the Capital Appreciation Fund is growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.

CASH INCOME TRUST. The objective of the Cash Income Trust is to seek high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.

HIGH YIELD BOND TRUST. The objective of the High Yield Bond Trust is generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.

MANAGED ASSETS TRUST. The objective of the Managed Assets Trust is high total investment return through a fully managed investment policy. Assets of the Managed Assets Trust will be invested in a portfolio of equity, debt and convertible securities.

DREYFUS STOCK INDEX FUND. The objective of the Dreyfus Stock Index Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

THE TRAVELERS SERIES TRUST PORTFOLIOS

U.S. GOVERNMENT SECURITIES PORTFOLIO. The objective of the U.S. Government Securities Portfolio is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. The assets of the U.S. Government Securities Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.

SOCIAL AWARENESS STOCK PORTFOLIO. The objective of the Social Awareness Stock Portfolio is long-term capital appreciation and retention of net investment income. The Portfolio seeks to fulfill this objective by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.

UTILITIES PORTFOLIO. The objective of the Utilities Portfolio is to provide current income by investing in equity and debt securities of companies in the utility industries.

TEMPLETON VARIABLE PRODUCTS SERIES

TEMPLETON BOND FUND. The objective of the Templeton Bond Fund is high current income through a flexible policy of investing primarily in debt securities of companies, governments and government agencies of various nations throughout the world.

TEMPLETON STOCK FUND. The objective of the Templeton Stock Fund is capital growth through a policy of investing primarily in common stocks issued by companies, large and small, in various nations throughout the world.

TEMPLETON ASSET ALLOCATION FUND. The objective of the Templeton Asset Allocation Fund is a high level of total return with reduced risk over the long term through a flexible policy of investing in stocks of companies in any nation and debt obligations of companies and governments of any nation. Changes in the asset mix will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND

FIDELITY'S HIGH INCOME PORTFOLIO. The objective of the High Income Portfolio is to seek to obtain a high level of current income by investing primarily in high yielding, lower-rated, fixed-income securities, while also considering growth of capital.

FIDELITY'S EQUITY-INCOME PORTFOLIO. The objective of the Equity-Income Portfolio is to seek reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the portfolio manager will also consider the potential for capital appreciation.

FIDELITY'S GROWTH PORTFOLIO. The objective of the Growth Portfolio is to seek capital appreciation. The Portfolio normally purchases common stocks of well-known, established companies, and small emerging growth companies, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II

FIDELITY'S ASSET MANAGER PORTFOLIO. The objective of the Asset Manager Portfolio is to seek high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

AMERICAN ODYSSEY FUNDS, INC.

AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND.* The objective of the International Equity Fund is to seek maximum long-term total return by investing primarily in common stocks of established non-U.S. companies.

AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND.* The objective of the Emerging Opportunities Fund is to seek maximum long-term total return by investing primarily in common stocks of small, rapidly growing companies.

AMERICAN ODYSSEY CORE EQUITY FUND.* The objective of the Core Equity Fund is to seek maximum long-term total return by investing primarily in common stocks of well-established companies.

AMERICAN ODYSSEY LONG-TERM BOND FUND.* The objective of the Long-Term Bond Fund is to seek maximum long-term total return by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND.* The objective of the Intermediate-Term Bond Fund is to seek maximum long-term total return by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.

AMERICAN ODYSSEY SHORT-TERM BOND FUND.* The objective of the Short-Term Bond Fund is to seek maximum long-term total return by investing primarily in investment-grade, short-term debt securities.


TRAVELERS SERIES FUND, INC.

SMITH BARNEY INCOME AND GROWTH PORTFOLIO. The objective of the Income and Growth Portfolio is current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks.

ALLIANCE GROWTH PORTFOLIO. The objective of the Growth Portfolio is long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings

---------------
* Funds available for use with an asset allocation program, for which there is a fee. See "Asset Allocation Advice" on page 12 for more information.

and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.

SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO. The objective of the International Equity Portfolio is total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

PUTNAM DIVERSIFIED INCOME PORTFOLIO. The objective of the Diversified Income Portfolio is to seek high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.

SMITH BARNEY HIGH INCOME PORTFOLIO. The investment objective of the High Income Portfolio is high current income. Capital appreciation is a secondary objective. The Portfolio will invest at least 65% of its assets in high-yielding corporate debt obligations and preferred stock.

MFS TOTAL RETURN PORTFOLIO. The Total Return Portfolio's objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

TRANSFERS

Before Annuity or Income Payments begin, the Owner may transfer all or part of the Contract Value among available Underlying Funds without fee, penalty or charge. There are currently no restrictions on frequency of transfers, but the Company reserves the right to limit transfers to one in any six-month period.

Since the available Underlying Funds have different investment advisory fees, a transfer from one Underlying Fund to another could result in higher or lower investment advisory fees. (See "Investment Advisory Fees," page 16.)

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

By written request, the Owner may elect automated transfers of Contract Values on a monthly or quarterly basis from specific Underlying Funds to other Underlying Funds. Certain minimums may apply to enroll in the program. He or she may stop or change participation in the Dollar Cost Averaging program at any time, provided the Company receives at least 30 days' written notice.

Automated transfers are subject to all Contract provisions, including those relating to the transfer of money between Underlying Funds. Certain minimums may apply to amounts transferred.

Dollar cost averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue purchases through periods of low price levels.

ASSET ALLOCATION ADVICE

Some Contract Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHARTSM Program, which is fully described in a separate Disclosure Statement. Under the CHART Program, Purchase Payments and Cash Values are allocated among the six American Odyssey Funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. This fee is currently reduced by 0.25%, the amount of the fee paid to the investment manager of American Odyssey Funds, and it is further reduced for assets over $25,000. Another reduction is made for Participants in Plans subject to ERISA with respect to amounts allocated to the American Odyssey Intermediate-Term Bond Fund because that Fund has as its subadviser an affiliate of Copeland. A $30 initial fee is also charged. The CHART Program fee will be paid by quarterly withdrawals from the Cash Values allocated to the American Odyssey Funds. The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which the Universal Annuity Contract is sold.

TELEPHONE TRANSFERS


A Contract Owner may place a transfer request via telephone. The telephone transfer privilege is available automatically; no special election is necessary for a Contract Owner to have this privilege. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:00 a.m. and 4:00 p.m., Eastern time, at 1-800-842-8573. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and will promptly notify the caller.

The Company will make a reasonable effort to record each telephone transfer conversation, but in the event that no recording is effective or available, the Contract Owner will remain liable for each telephone transfer effected. Additionally, the Company is not liable for acting upon instructions believed to be genuine and in accordance with the procedures described above. As a result of this policy, the Contract Owner may bear the risk of loss in the event that the Company follows instructions that prove to be fraudulent.


SURRENDERS AND REDEMPTIONS

The Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Annuity Commencement Date. The Owner or Participant must submit a written surrender request. Surrenders will be made pro rata from all the investment options unless he or she specifies the Underlying Fund(s) from which surrender is to be made. The Cash Surrender Value will be determined as of the Valuation Date next following receipt of the Owner's surrender request at the Company's Home Office.

The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in good order. The Cash Surrender Value of an Owner's Account on any date will be equal to the Cash Value of the applicable Contract or Account less any applicable Contingent Deferred Sales Charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or Account at the time of surrender.



For those participating in the Texas Optional Retirement Program, a withdrawal is available only upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.



SYSTEMATIC WITHDRAWALS

Each Contract Year, Contract Owners may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.

DEATH BENEFIT

If the Annuitant dies on or after age 75 and before Annuity or Income Payments begin, the Company will pay to the beneficiary the Cash Value, as of the date it receives at its Home Office proof of death, less any premium tax incurred. If the Annuitant dies before age 75 and before Annuity or Income Payments begin, after receipt of due proof of death, the Company will pay the greatest of (1),
(2) or (3) below:

     1. the Cash Value, less any premium tax incurred or outstanding cash loans;

     2. the total Purchase Payments allocated for that Contract Owner, less any prior surrenders or cash loans; or

     3. the Cash Value, on the fifth Contract Year immediately preceding the date of receipt of due proof of death by the Company, less any applicable premium tax, outstanding cash loans or surrenders made since such fifth year anniversary.

In some jurisdictions, until state approval is received, the applicable age at which the death benefit formula will reduce will be age 65 rather than age 75.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

No sales charges are deducted at the time a Purchase Payment is applied under the Contract. A Contingent Deferred Sales Charge of 5% will be assessed if an amount is surrendered (withdrawn) within five years of its payment date. (For this calculation, the five years will be measured from the first day of the calendar month of the payment date.)

In the case of a partial surrender, payments made first will be considered to be surrendered first ("first in, first out"). In no event may the Contingent Deferred Sales Charge exceed 5% of premiums paid in the five years immediately preceding the surrender date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the Contingent Deferred Sales Charge will be deducted from the amount requested.

The Contingent Deferred Sales Charge will be waived if:

      -- an annuity payout is begun;

      -- an income option of at least three years' duration (without right of withdrawal) is begun after the first Contract Year;

      -- the Annuitant under an Individual Contract dies;

      -- the Annuitant under an Individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

      -- the Annuitant under an Individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner;

      -- the Annuitant under an IRA plan reaches age 70 1/2, provided the Contract has been in effect five years or more;

      -- the Annuitant under an Individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the Contract has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Contract issued before May 1, 1992, the Contingent Deferred Sales Charge will also be waived if the Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more);

      -- the Annuitant under a Section 457 deferred compensation plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules.

There is a 10% free withdrawal allowance available for partial withdrawals taken during any Contract Year after the first. Such withdrawals will be free of charge until the free withdrawal amount is exceeded. Participants under IRA plans with Contracts issued prior to May 1, 1994, are entitled to a 20% free withdrawal allowance after the first Contract Year. Free withdrawals from IRA plans are only available after the Participant has attained age 59 1/2. The free withdrawal amount that is available will be calculated as of the Contract Anniversary Date immediately preceding the surrender date. The free withdrawal allowance does not apply to full surrenders. For 403(b) plan

Participants, partial and full withdrawals (surrenders) may be subject to restrictions. (See "Section 403(b) Plans and Arrangements," page 25.)

The Company expects the Contingent Deferred Sales Charge under the Contracts will be insufficient to cover distribution expenses. The difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charges assessed under the Contract.

PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0% depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

ADMINISTRATIVE CHARGE

On all Contracts there will be a semiannual administrative charge of $15. The administrative charge will be deducted from the account in June and December of each year. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. This charge will not be assessed after an annuity payout has begun. The administrative charge will be deducted from the Contract Value by canceling Accumulation Units in each Underlying Fund on a pro rata basis. The administrative charge will offset the actual expenses of the Company in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force.


MORTALITY AND EXPENSE RISK CHARGE

There is an insurance charge against the assets of the Separate Account to cover the mortality and expense risks associated with guarantees which the Company provides under these Variable Annuity Contracts. This charge, on an annual basis, is 1.25% of the Separate Account value and is deducted on each Valuation Date at the rate of 0.003425% for each day in the Valuation Period.

The Company estimates that approximately 50% of the charge is for the assumption of mortality risk, while the remainder is for the assumption of expense risk. The mortality risk charge compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for the guaranteeing to provide the death benefit if the Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.


If the amount deducted for these mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess will be a profit to the Company. The Company expects to make a profit from the insurance charge.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The amount of the Contingent Deferred Sales Charge, mortality and expense risk charge, and the administrative charge assessed under the Contract may be reduced or eliminated when sales of the Contract are made to individuals or a group of individuals in such a manner that results in savings or reduction of sales expenses. The entitlement to such a reduction in the Contingent Deferred Sales Charges, mortality and expense risk charge or the administrative charge will be based on the following: (1) the size and type of group to which sales are to be made (the sales expenses for a larger group are generally less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts); (2) the total amount of Purchase Payments to be received (per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones); and (3) any prior or existing relationship with the Company (per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts).

There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses. In no event will reduction or elimination of the Contingent Deferred Sales Charge, mortality and expense risk charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

INVESTMENT ADVISORY FEES

For information on the Investment Advisory Fees of Fund VA's underlying funds refer to the Fee Table and to the prospectuses for those funds.

THE ANNUITY PERIOD


MATURITY DATE

Annuity Payments will ordinarily begin on the date stated in the Contract. However, a later Annuity Commencement Date may be elected. The Annuity Commencement Date must be before the individual's 70th birthday, unless the Company consents to a later date. Federal income tax law requires that certain minimum distribution payments be taken from pension, profit-sharing, Section 403(b), Section 457 and IRA plans after the individual reaches the age of 70 1/2. A number of payout options are available (see "Payout Options," page
17). No Contingent Deferred Sales Charge will be assessed if an Annuity Option is elected, or an Income Option of at least three years' duration (without right of withdrawal) is elected after the first Contract Year. Federal income tax law also requires that certain minimum distribution payments be taken upon the death of the Contract Owner of a nonqualified annuity contract and upon the death of the Annuitant of a pension, profit-sharing, Section 403(b), Section 457, or IRA plan.

ALLOCATION OF ANNUITY PAYMENTS

When Annuity Payments begin, the accumulated value in each Underlying Fund will be applied to provide an Annuity with the amount of Annuity Payments varying with the investment experience of that same Underlying Fund. If the Owner wishes to have Annuity Payments which vary with the investment experience of a different Underlying Fund, transfers among accounts must be made at least 30 days before the date Annuity Payments begin. If the Owner wishes to have a fixed dollar annuity whose payments do not vary, the Company will exchange that Contract for a different contract or provide such other settlement agreements as are appropriate to effect the payment of such an Annuity.

Variable payout is not available for Contracts issued in the states of New Jersey and Florida. Once Annuity Payments begin, these Contract Owners will automatically receive a fixed dollar annuity whose payments do not vary with the investment experience of an Underlying Fund.

ANNUITY UNIT VALUE

The dollar value of an Annuity Unit for each Underlying Fund was established at $1.00 at inception. The value of an Annuity Unit as of any Valuation Date is determined 14 days in advance in order to allow adequate time for the required calculations and the mailing of annuity checks in advance of their due dates. (If the date 14 days in advance is not a Valuation Date, the calculation is made on the next following Valuation Date, which would generally be 13 or 12 days in advance.)


Specifically, the Annuity Unit Value for an Underlying Fund as of a Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by (b) the net investment factor for the Valuation Period ending on or next following 14 days prior to the current Valuation Date, divided by (c) the assumed net investment factor for the Valuation

Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.5% for a Valuation Period of one day is
1.0000942 and, for a period of two days, is 1.0000942 X 1.0000942.)

The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Underlying Fund by the Underlying Fund's Annuity Unit Value as of the due date of the first Annuity Payment. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT

The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect an Annuity will be the Cash Value of the Contract as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the Annuity Option elected (see "Automatic Option," page 18) and the adjusted age of the Participant. A formula for determining the adjusted age is contained in the Contract. The tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an assumed annual net investment rate of 3.5%. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require proof of age before Annuity Payments begin.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Underlying Funds. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to the Contract in each Underlying Fund by the corresponding Annuity Unit Value as of the date on which payment is due. The interest rate assumed in the annuity tables would produce a level Annuity Unit Value and, therefore, level Annuity Payments if the net investment rate remained constant at the assumed rate. In fact, payments will vary up or down as the net investment rate varies up or down from the assumed rate, and there can be no assurance that a net investment rate will be as high as the assumed rate.

FIXED ANNUITY

A fixed Annuity is an annuity with payments which remain fixed as to dollar amount throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Variable Annuity" above. All subsequent payments will be made in the same amount, and that amount will be assured throughout the payment period. If it would produce a larger payment, the Company agrees that the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYOUT OPTIONS

ELECTION OF OPTIONS

On the Annuity Commencement Date, or other agreed-upon date, the Company will pay an amount payable under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an Annuity Option or an Income Option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant under an Individual Contract, must be made by the Contract Owner. The terms of options elected may be restricted to meet the contract qualification requirements of
Section 401(a)(9) of the Internal Revenue Code. If, at the death of an Annuitant under an

Individual Contract, there is no election in effect for that Annuitant, the beneficiary may elect an Annuity Option or Income Option in lieu of the Death Benefit. The minimum amount that can be placed under an Annuity Option or Income Option, as described below, is $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $20, the Company reserves the right to make payments at less frequent intervals. Annuity Options and Income Options may be elected on a monthly, quarterly, semiannual or annual basis.

ANNUITY OPTIONS


AUTOMATIC OPTION -- Unless the Company is directed otherwise by the Owner, if he or she is living and has a spouse and no election has been made, the Company will, on his or her Annuity Commencement Date, pay to the Annuitant the first of a series of Annuity Payments based on the life of the Annuitant as the primary payee and the Annuitant's spouse in accordance with Option 5 below.

If the Annuitant is living and no election has been made and the Annuitant has no spouse, the Company will, on the Annuity Commencement Date, pay to the Annuitant the first of a series of Annuity Payments based on the life of the Annuitant, in accordance with Option 2 with 120 monthly payments assured.


OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly Annuity Payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit Value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the Cash Value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining Cash Value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the Cash Value under this option over the amount applied under this option. No payment will be made if the Cash Value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be Annuity Payments and are taxable in full as ordinary income. (See "Federal Tax Considerations," page 24.) This option will generally be inappropriate under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

The Cash Value used to determine the amount of any Income Payment will be calculated as of 14 days before the date an Income Payment is due and will be determined on the same basis as the Cash Value of the Contract, including the deduction for mortality and expense risks.

Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, except with respect to lifetime payments of investment income under Income Option 3, payments are unrelated to the actual life span of any person. Thus, the Participant may outlive the payment period.

While Income Options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining Cash Value to provide an Annuity at the guaranteed rates even though Income Payments have been received under an Income Option. Before an Owner makes any Income Option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------

TERMINATION

We reserve the right to terminate this Contract on any Valuation Date if:

     1. the Cash Value, if any, is less than $500, and;

     2. premium has not been paid for at least three years.

If this Contract is terminated, the Cash Value of the Owner's Account, if any, less any applicable premium tax not previously deducted will be paid to you.


Termination will not occur until 31 days after the Company has mailed notice of termination to the Group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report which will show the number of

Accumulation Units credited to the Contract in each Underlying Fund and the corresponding Accumulation Unit Value as of the date of the report. The Company will keep all records required under federal or state laws.

RIGHT TO RETURN

The Contract may be returned for a full refund of the Contract's Cash Value (including charges) within ten days after the delivery of the Contract to the Contract Owner, unless state law requires a longer period. The Contract Owner bears the investment risk during the free-look period; therefore, the Cash Value returned may be greater or less than the Purchase Payment made under the Contract. However, if applicable state law so requires, or if the Contract was purchased in an Individual Retirement Annuity, the Purchase Payment will be returned in full. All Cash Values will be determined as of the Valuation Date next following the Company's receipt of the Contract Owner's written request for refund.

The right to return is not available to participants of the Texas Optional Retirement Program.

SUSPENSION OF PAYMENTS

If a national stock exchange is closed (except for holidays or weekends), or trading is restricted due to an existing emergency as defined by the SEC so that disposal of the Separate Account's investments or determination of its net asset value is not reasonably practicable, or the Commission has ordered that the right of redemption (surrender) be suspended for the protection of Contract Owners, the Company may postpone all procedures (including making Annuity Payments) which require valuation of Separate Accounts until the stock exchange is reopened and trading is no longer restricted.

VOTING RIGHTS

The Contract Owner has certain voting rights in the Underlying Funds. The number of votes which an Owner may cast in the accumulation period is equal to the number of Accumulation Units credited to the account under the Contract. During the annuity period, the Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. During the annuity period, the voting rights of an Annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified Individual Contracts, where the surviving spouse may succeed to the ownership.

In accordance with its view of present applicable law, the Company will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund VA. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund VA will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund VA corresponding to his or her interest in Fund VA.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contract in all jurisdictions where the Company is licensed to do business. The Contract may be purchased from agents who are licensed by state insurance authorities to sell variable annuity contracts issued by the Company, and who are also registered representatives of broker-dealers which have Selling Agreements with Tower Square Securities, Inc. ("Tower Square"). Tower Square, whose principal business address is One Tower Square, Hartford, Connecticut, serves as the principal underwriter for the variable annuity contracts described herein. It is anticipated, however, that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1997. The offering is continuous. Tower Square is a registered broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Tower Square is an affiliate of the Company and an indirect wholly owned subsidiary of Travelers Insurance Company, and serves as principal underwriter pursuant to a Distribution and Management Agreement to which the Separate Accounts, the Company and Tower Square are parties.

Agents will be compensated for sales of the Contracts on a commission and service fee basis. The compensation paid to sales agents will not exceed 7.0% of the payments made under the Contract. In addition, certain production, persistency and managerial bonuses may be paid.

From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.


STATE REGULATION

The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once in every four years.

In addition, the Company is subject to the insurance laws and regulations of the other states in which it is licensed to operate. Generally, the insurance departments of the states apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Accounts.

Legal matters in connection with federal laws and regulations affecting the issue and sale of the variable annuity Contract described in this Prospectus and the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the General Counsel of the Life and Annuities Division of the Company.

                   THE INSURANCE COMPANY AND SEPARATE ACCOUNT
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company"), an indirect wholly owned subsidiary of Travelers Group Inc., is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in a majority of the states of the United States and intends to become licensed in the remaining states, except New York. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

THE SEPARATE ACCOUNT

Fund VA is a unit investment trust registered with the SEC under the 1940 Act, which means that Fund VA's assets are invested exclusively in the shares of the Underlying Funds.

Under Connecticut law, the assets of Fund VA will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to Fund VA, are in accordance with the applicable annuity contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The assets in the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the Variable Annuity contracts are obligations of the Company.

SUBSTITUTION OF INVESTMENTS

If any of the Underlying Funds become unavailable, or in the judgment of the Company become inappropriate for the purposes of the Contract, the Company may substitute another Underlying Fund without consent of Contract Owners. Substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, no such substitution will be made without notice to Contract Owners and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law.

INVESTMENT ADVISERS

The Underlying Funds receive investment management and advisory services from the following investment professionals:

-------------------------------------------------------------------------------------------------------
        UNDERLYING FUND                   INVESTMENT ADVISER                      SUBADVISER
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund          Travelers Asset Management          Janus Capital Corporation
                                   International Corporation (TAMIC)
-------------------------------------------------------------------------------------------------------
High Yield Bond Trust              (TAMIC)

-------------------------------------------------------------------------------------------------------
Cash Income Trust                  TAMIC
-------------------------------------------------------------------------------------------------------
Managed Assets Trust               TAMIC                               The Travelers Investment
                                                                       Management Company (TIMCO)
-------------------------------------------------------------------------------------------------------
U.S. Government Securities         TAMIC
  Portfolio
-------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio   Smith Barney Mutual Funds
                                   Management Inc.
-------------------------------------------------------------------------------------------------------
Utilities Portfolio                Smith Barney Mutual Funds
                                   Management Inc.
-------------------------------------------------------------------------------------------------------
Templeton Stock Fund               Templeton Investment Counsel,
                                   Inc.
-------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund    Templeton Investment Counsel,
                                   Inc.
-------------------------------------------------------------------------------------------------------
Templeton Bond Fund                Templeton Investment Counsel, Inc.
-------------------------------------------------------------------------------------------------------
Fidelity's High Income Portfolio   Fidelity Management & Research
                                   Company
-------------------------------------------------------------------------------------------------------
Fidelity's Equity-Income           Fidelity Management & Research
  Portfolio                        Company
-------------------------------------------------------------------------------------------------------
Fidelity's Growth Portfolio        Fidelity Management & Research
                                   Company
-------------------------------------------------------------------------------------------------------
Fidelity's Asset Manager           Fidelity Management & Research
  Portfolio                        Company
-------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund           Mellon Equity Associates

-------------------------------------------------------------------------------------------------------
American Odyssey International     American Odyssey Funds              Bank of Ireland Asset Management
  Equity Fund                      Management, Inc.                    (U.S.) Limited
-------------------------------------------------------------------------------------------------------
American Odyssey Emerging          American Odyssey Funds              Wilke/Thompson Capital
  Opportunities Fund               Management, Inc.                    Management, Inc; Cowen Asset
                                                                       Management
-------------------------------------------------------------------------------------------------------
American Odyssey Core Equity       American Odyssey Funds              Equinox Capital Management, Inc.
  Fund                             Management, Inc.
-------------------------------------------------------------------------------------------------------
American Odyssey Long-Term         American Odyssey                    Western Asset Management
Bond Fund                          Funds Management, Inc.              Company and WLO Global
                                                                       Management
-------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-     American Odyssey Funds              TAMIC
  Term Bond Fund                   Management, Inc
-------------------------------------------------------------------------------------------------------
American Odyssey Short-Term Bond   American Odyssey Funds              Smith Graham & Co. Asset
  Fund                             Management, Inc.                    Managers, L.P.
-------------------------------------------------------------------------------------------------------
Smith Barney Income and Growth     Smith Barney Mutual Funds
  Portfolio                        Management Inc.
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
        UNDERLYING FUND                   INVESTMENT ADVISER                      SUBADVISER
-------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio          Travelers Investment                 Alliance Capital Management L.P.
                                   Advisors Inc. ("TIA")
-------------------------------------------------------------------------------------------------------
Smith Barney International         Smith Barney Mutual Funds
  Equity Portfolio                 Management Inc.
-------------------------------------------------------------------------------------------------------
Putnam Diversified Income          Travelers Investment                Putnam Investment Management,
  Portfolio                        Advisors Inc. ("TIA")               Inc.
-------------------------------------------------------------------------------------------------------
Smith Barney High Income           Smith Barney Mutual Funds
  Portfolio                        Management Inc.
-------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio         Travelers Investment                Massachusetts Financial Services
                                   Advisors Inc. ("TIA")                     Company
-------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION


From time to time, the Company may advertise several types of historical performance for the Underlying Funds of Fund VA. The Company may also advertise the standardized average annual total returns of the Underlying Fund, calculated in a manner prescribed by the SEC, as well as the nonstandardized total return, as described below. Standardized average annual total return will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods, or since an Underlying Fund's inception date. This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. The nonstandardized total returns differ from the standardized average annual total returns, in that they do not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $15 semiannual contract administrative charge, which would decrease the level of performance shown.


For Underlying Funds that were in existence prior to the date they became available under the Contract, the standardized average annual total return and nonstandardized total return quotations will show the investment performance that such Underlying Funds would have achieved (reduced by the applicable charges) had they been available under the Contract for the period quoted.

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance as discussed in the Statement of Additional Information. Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. The Contract Value at redemption may be more or less than original cost. The Statement of Additional Information contains more detailed information about these performance calculations, including actual examples of each type of performance advertised.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Investment income and gains of a Separate Account that are credited to a variable annuity contract incur no current federal income tax. Generally, amounts credited to a contract are not taxable until received by the Contract Owner, participant or beneficiary, either in the form of Annuity Payments or other distributions. Tax consequences and limits are described further below for each annuity program.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contract Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a Contract Owner or Participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the Contract Owner being treated as the owner of the assets of Fund VA. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of the assets of Fund VA.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

SECTION 403(B) PLANS AND ARRANGEMENTS

Purchase Payments for tax-deferred annuity contracts may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501(c)(3) of the Code. Within statutory limits, these payments are not currently includable in the gross income of the participants. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. The income in the Contract is taxable as ordinary income whenever distributed.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions.

Amounts attributable to salary reductions and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

Eligible rollover distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403(b) contract or to an Individual Retirement Arrangement
(IRA) without federal income tax withholding.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, Purchase Payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distribution must begin by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply at the death of the participant.

Distributions in the form of Annuity or Income Payments are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Payments under Income Option 3 are taxable in full. Certain lump-sum distributions described in
Section 402 of the Code may be eligible for special ten-year forward averaging treatment for individuals born before January 1, 1936. All individuals may be eligible for favorable five-year forward averaging of lump-sum distributions. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year (and not exceeding $2,000 per individual), an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $2,250.

Partial or full distributions made prior to the age of 59 1/2, except in the case of death, disability or distribution for life or life expectancy, will incur a penalty tax of 10% plus ordinary income tax treatment of the taxable amount received. Distributions after the age of 59 1/2 are treated as ordinary income. Amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. Distributions must begin by April 1st of the calendar year following the calendar year in which the individual attains the age of 70 1/2. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension ("SEP") plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SECTION 457 PLANS

Section 457 of the Code allows employees and independent contractors of state and local governments and taxexempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals.

The Owner of contracts issued under Section 457 plans is the employer or a contractor of the participant and amounts may not be made available to participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor.

Distributions must begin generally by April 1st of the calendar year following the calendar year in which the participant attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the Participant.

All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the Participant or beneficiary.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

Under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, certain special provisions may apply to certain tax-qualified Contracts if the Owner requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan that is subject to ERISA.

ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the Plan administrator. Under certain Plans, ERISA also requires that a designation of a beneficiary other than the Participant's spouse be invalid unless the Participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized Plan representative, or the Participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the Plan administrator regarding the provisions of the Plan, in accordance with applicable law. Because these requirements differ according to the Plan, a person contemplating the purchase of an annuity contract should consider the provisions of the Plan.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a complete term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

      A distribution including a rollover that is not a direct rollover will require the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

     2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

      To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election out is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

     3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)


      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1996, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $14,350 or less per year, will generally be exempt from the withholding requirements.


Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

TAX ADVICE

Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by an Owner, participant or beneficiary who may make elections under a Contract. It should be understood that the foregoing description of the federal income tax consequences under these Contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax-qualified plan loses its exempt status, employees could lose some of the tax benefits described. For further information regarding federal income taxes and any applicable state income taxes, a qualified tax adviser should be consulted.

                               THE FIXED ACCOUNT
--------------------------------------------------------------------------------

Purchase Payments allocated to the Fixed Account portion of the Contract and any transfer made to the Fixed Account become part of the general account of the Company which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account or any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and the staff of the Securities and Exchange Commission does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified monthly annuity payment. The investment gain or loss of Fund VA does not affect the fixed account portion of the Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund VA or any other separate account sponsored by the Company or its affiliates. Purchase Payments will be allocated to the Fixed Account at the direction of the Contract Owner at the time of purchase or at a later date.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. The interest rate credited to the Fixed Account will be guaranteed for at least three months. The Company also guarantees that for the life of the Contract it will credit interest at not less than 3.5% per year. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.5% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.5% FOR ANY GIVEN YEAR.

The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge.

                                   APPENDIX A
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Accounts and The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers Life and Annuity Company and The Separate Accounts

        The Insurance Company

        The Separate Account

     Valuation of Separate Account Assets

     Net Investment Factor

     Performance Data

        Average Annual Total Return Quotations of Fund VA

     Distribution and Management Services

     Independent Accountants

     Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997 (FORM NO. L-12428S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS LIFE AND ANNUITY COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.

     Name:

     Address:

     ----------------------------------------------------------------------

                        THE TRAVELERS UNIVERSAL ANNUITY

                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

L-12428                                                    TLAC Ed. 5-97
                                                           Printed in U.S.A.

                                     PART B

         Information Required in a Statement of Additional Information
         -------------------------------------------------------------

                               UNIVERSAL ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES

--------------------------------------------------------------------------------


                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  MAY 1, 1997

         This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 1997. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 860-422-3985.


                               TABLE OF CONTENTS

                                                                                                      PAGE
DESCRIPTION OF THE TRAVELERS LIFE AND ANNUITY COMPANY AND THE SEPARATE ACCOUNT. . . . . . . . . .       2
  The Insurance Company . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2
  The Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2

VALUATION OF SEPARATE ACCOUNT ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2

NET INVESTMENT FACTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3

PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3

  Average Annual Total Return Quotations of Fund VA . . . . . . . . . . . . . . . . . . . . . . .       4

DISTRIBUTION AND MANAGEMENT SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       F-1

             DESCRIPTION OF THE TRAVELERS LIFE AND ANNUITY COMPANY
                           AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY
         The Travelers Life and Annuity Company (the "Company"), an indirect wholly owned subsidiary of Travelers Group Inc., is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in a majority of the states of the United States, and intends to seek licensure in the remaining states, except New York. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of The Travelers Insurance Company, which is indirectly owned, through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company engaged, through its subsidiaries, principally in four business segments: (i) Investment Services;
(ii) Consumer Finance Services; (iii) Life Insurance Services; and (iv) Property and Casualty Insurance Services.

THE SEPARATE ACCOUNT

         Fund VA meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of the Separate Account is subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                      VALUATION OF SEPARATE ACCOUNT ASSETS

         The value of the assets of each Separate Account is determined on each Valuation Date as of the close of the New York Stock Exchange. If the New York Stock Exchange is not open for trading on any such day, then such computation shall be made as of the normal close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                             NET INVESTMENT FACTOR

         The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

         (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.



                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS OF FUND VA

         STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Investment Alternative, and then related to ending redeemable values over one-, five- and ten-year periods (or fractional portions thereof). The quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual administrative charge ($15) is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable surrender charge at that time. For Underlying Funds that were in existence prior to the date they became available under Fund VA, average annual total return calculations may include periods prior to their availability under Fund VA. Such returns will be calculated by adjusting the actual returns of the underlying funds to reflect the charges that would have been assessed under Fund VA had the underlying fund been available under Fund VA during that period.

         NONSTANDARDIZED METHOD. Fund VA may also show the percentage change in the value of an Accumulation Unit based on performance over a period of time, usually for the calendar year-to-date, and for the past one- , three- , five- and seven-year periods, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit Value at the beginning of the period. This percentage figure will reflect the deduction of any asset based charges under the contracts, but will not reflect the deduction of the semiannual administrative charge or surrender charge. The deduction of the semi-annual administrative charge or surrender charge would reduce any percentage increase or make greater any percentage decrease. For Underlying Funds that were in existence prior to the date they became available under Fund VA, the percentage change in the value of an accumulation unit based on the performance of Fund VA over a period of time may include periods prior to their availability under Fund VA. Such returns will be calculated by adjusting the actual returns of the underlying funds to reflect the charges that would have been assessed under Fund VA had the underlying fund been available under Fund VA during that period.

GENERAL. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of separate accounts and mutual funds.

         Average annual total returns of each Separate Account computed according to the standardized and non-standardized methods for the periods ended December 31, 1996 are set forth in the following table.

                                                       STANDARDIZED                  NON-STANDARDIZED                   INCEPTION
                                            1 YEAR    5 YEARS    10 YEARS     1 YEAR    3 YEARS    5 YEARS    10 YEARS  DATE
FUND U **--
Managed Assets Trust                             7.17%      7.81%      9.45%     12.36%   10.36%    8.83%    9.76%         6/83
High Yield Bond Trust                            9.42%      8.92%      6.90%     14.60%    8.43%    9.91%    7.21%         5/83
Capital Appreciation Fund(1)                    21.40%     15.32%     11.13%     26.60%   17.04%   16.18%   11.44%         5/83
U.S. Government Securities                      -4.99%     4.73%*         --      0.18%    4.70%    5.83%       --         1/92
Portfolio
Social Awareness Stock                          13.28%    11.46%*         --     18.47%   14.50%  12.46%*       --         5/92
Portfolio
Utilities Portfolio                              0.95%     9.57%*         --      6.12%  11.23%*       --       --         2/94
Templeton Bond Fund                              2.90%      4.63%     6.38%*      8.08%    4.84%    5.73%   6.66%*         8/88
Templeton Stock Fund                            15.70%     14.23%    11.78%*     20.89%   13.04%   15.11%  12.08%*         8/88
Templeton Asset Allocation Fund                 12.19%     11.66%    10.62%*     17.38%   10.83%   12.59%  10.92%*         8/88
Fidelity VIP High Income Portfolio               7.43%     12.63%      9.43%     12.61%    9.26%   13.53%    9.74%         9/85
Fidelity VIP Equity-Income Portfolio             7.67%     15.65%     12.01%     12.85%   16.76%   16.51%   12.32%        10/86
Fidelity VIP Growth Portfolio                    8.08%     12.84%     13.41%     13.27%   14.35%   13.74%   13.73%        10/86
Fidelity VIP II Asset Manager Portfolio          7.99%      8.88%    10.01%*     13.17%    6.63%    9.87%  10.30%*         9/89
Dreyfus Stock Index Fund                        15.81%     12.29%    11.96%*     21.00%   17.65%   13.21%  12.26%*         9/89
American Odyssey Core Equity Fund               16.42%    13.33%*         --     21.61%   17.61%  14.56%*       --         5/93
American Odyssey Emerging                       -9.29%     9.54%*         --     -4.36%   10.60%  10.85%*       --         5/93
Opportunities Fund
American Odyssey International Equity           15.16%    11.08%*         --     20.36%    9.12%  12.36%*       --         5/93
Fund
American Odyssey Long-Term Bond                 -5.12%     4.15%*         --      0.04%    4.04%   5.60%*       --         5/93
Fund
American Odyssey Intermediate-Bond              -2.54%     2.57%*         --      2.63%    3.81%   4.06%*       --         5/93
Fund
American Odyssey Short-Term Bond                -2.68%     1.84%*         --      2.49%    3.44%   3.36%*       --         5/93
Fund
American Odyssey Core Equity                    14.91%    11.94%*         --     20.10%   16.15%  13.20%*       --         5/93
Fund***
American Odyssey Emerging                      -10.42%     8.19%*         --     -5.55%    9.23%   9.54%*       --         5/93
Opportunities Fund***
American Odyssey                                13.67%     9.72%*         --     18.86%    7.77%   11.02*       --         5/93
International Equity Fund***
American Odyssey Long-Term Bond                 -6.30%     2.86%*         --     -1.21%    2.74%   4.35%*       --         5/93
Fund***
American Odyssey Intermediate-Bond              -3.81%     1.29%*         --      1.36%    2.52%   2.83%*       --         5/93
Fund***
American Odyssey Short-Term Bond                -3.95%      0.58%         --      1.22%    2.15%   2.13%*       --         5/93
Fund***
Smith Barney Income and Growth                  13.12%    16.35%*         --     18.31%  18.13%*       --       --         6/94
Portfolio
Alliance Growth Portfolio                       22.57%    23.92%*         --     27.77%  25.57%*       --       --         6/94

Smith Barney International Equity               11.00%     6.12%*         --     16.18%   8.11%*       --       --         6/94
Portfolio
Putnam Diversified Income Portfolio              1.71%     7.21%*         --      6.89%   9.17%*       --       --         6/94

Smith Barney High Income Portfolio               6.57%     8.48%*         --     11.75%  10.42%*       --       --         6/94

MFS Total Return Portfolio                       7.84%    11.45%*         --     13.02%  13.32%*       --       --         6/94


* Since inception date.

** For those Fund VA sub-accounts that invest in underlying funds that were in existence prior to the date on which the underlying fund became available under the Contract, performance figures represent actual returns of the underlying funds, adjusted to reflect the charges that would have been assessed had those underlying funds been offered under Fund VA during the entire period shown.

***The CHART Fees are reflected in these performance figures.

(1) Formerly Aggressive Stock Trust.

                      DISTRIBUTION AND MANAGEMENT SERVICES

         Under the terms of a Distribution and Management Agreement between the Separate Account, the Company and Tower Square Securities, Inc., the Company provides all sales and administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Account and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Account and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.


                            INDEPENDENT ACCOUNTANTS

     The financial statements of the Travelers Life and Annuity Company as of December 31, 1996 and 1995 and for each of the years in the three-year period ended December 31, 1996 have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                          Independent Auditors' Report



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1996 and 1995, and the related statements of income and retained earnings and cash flows for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.




                                            /s/ KPMG Peat Marwick LLP
Hartford, Connecticut
January 17, 1997

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                   STATEMENTS OF INCOME AND RETAINED EARNINGS


(for the year ended December 31, in thousands)                           1996          1995           1994
----------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                             $  9,357      $  2,652       $  3,498
Net investment income                                                  89,040        63,209         66,093
Realized investment gains (losses)                                     (9,613)       18,713         (2,074)
Other                                                                  16,223        17,466         18,702
----------------------------------------------------------------------------------------------------------
         Total revenues                                               105,007       102,040         86,219
----------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                  56,448        52,390         55,596
Amortization of deferred acquisition costs
  and value of insurance in force                                       3,286         1,563              -
Other operating expenses                                                5,691         4,651          2,758
----------------------------------------------------------------------------------------------------------
         Total benefits and expenses                                   65,425        58,604         58,354
----------------------------------------------------------------------------------------------------------

Income before federal income taxes                                     39,582        43,436         27,865
----------------------------------------------------------------------------------------------------------

Federal income taxes:
  Current                                                              29,456         2,555          4,742
  Deferred expense (benefit)                                          (15,665)       11,964          4,798
----------------------------------------------------------------------------------------------------------
         Total federal income taxes                                    13,791        14,519          9,540
----------------------------------------------------------------------------------------------------------
Net income                                                             25,791        28,917         18,325
Retained earnings beginning of year                                   157,907       128,990        110,665
Dividends to parent                                                    16,000             -              -
----------------------------------------------------------------------------------------------------------
Retained earnings end of year                                        $167,698      $157,907       $128,990
----------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS


(at December 31, in thousands)                                                              1996             1995
-----------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value
  (cost,  $672,173; $678,293)                                                         $  694,535       $  724,639
Equity securities, at fair value (cost, $6,654; $9,453)                                    9,554           13,099
Mortgage loans                                                                            90,542          125,813
Real estate held for sale, net of accumulated depreciation of $0; $524                    10,111            8,995
Policy loans                                                                               1,750                -
Short-term securities                                                                     70,755           51,381
Other investments                                                                         69,754           65,805
-----------------------------------------------------------------------------------------------------------------
         Total investments                                                               947,001          989,732
-----------------------------------------------------------------------------------------------------------------
Separate accounts                                                                      1,187,812          886,688
Deferred acquisition costs and value of insurance in force                                40,027           22,560
Deferred federal income taxes                                                             57,616           41,158
Other assets                                                                              21,827           24,501
-----------------------------------------------------------------------------------------------------------------
         Total assets                                                                 $2,254,283       $1,964,639
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits                                                                $  654,534       $  671,027
Contractholder funds                                                                      86,097           11,947
Separate accounts                                                                      1,124,605          856,867
Other liabilities                                                                         17,179           61,247
-----------------------------------------------------------------------------------------------------------------
         Total liabilities                                                             1,882,415        1,601,088
-----------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000
  shares authorized, 30,000 issued and outstanding                                         3,000            3,000
Additional paid-in capital                                                               167,314          167,314
Retained earnings                                                                        167,698          157,907
Unrealized investment gains, net of taxes                                                 33,856           35,330
-----------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                      371,868          363,551
-----------------------------------------------------------------------------------------------------------------

         Total liabilities and shareholder's equity                                   $2,254,283       $1,964,639
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           Increase (Decrease) in Cash


(for the year ended December 31, in thousands)                            1996           1995            1994
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Premiums collected                                                 $   6,472      $   1,950       $   3,498
  Net investment income received                                        71,083         66,219          57,240
  Benefits and claims paid                                             (70,331)       (71,710)        (72,298)
  Interest credited to contractholders                                    (813)             -               -
  Operating expenses paid                                               (5,482)        (3,013)         (4,400)
  Income taxes refunded (paid)                                         (23,931)       (35,305)          1,030
  Other                                                                 (6,857)        (6,772)         22,507
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities              (29,859)       (48,631)          7,577
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturities of investments
    Fixed maturities                                                    20,301         11,752          29,043
    Mortgage loans                                                      37,789         24,137          60,260
  Proceeds from sales of investments
    Fixed maturities                                                   978,970        459,971          41,671
    Equity securities                                                   12,818         11,823           9,373
    Mortgage loans                                                      22,437          7,013          23,327
    Real estate held for sale                                                -              -          34,181
  Purchases of investments
    Fixed maturities                                                  (994,443)      (515,098)       (204,412)
    Equity securities                                                   (5,412)          (156)           (375)
    Mortgage loans                                                     (21,450)        (4,890)         (5,607)
    Policy loans                                                        (1,750)             -               -
  Short-term securities, (purchases) sales, net                        (19,688)        (5,051)         (1,146)
  Other investments, (purchases) sales, net                             (6,160)         9,274             682
  Securities transactions in course of settlement                      (51,703)        45,727           5,722
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities              (28,291)        44,502          (7,281)
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Contractholder fund deposits                                          96,490          5,707               -
  Contractholder fund withdrawals                                      (22,340)        (1,874)              -
  Dividends to parent company                                          (16,000)             -               -
-------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                         58,150          3,833               -
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      $       -      $    (296)      $     296
-------------------------------------------------------------------------------------------------------------
Cash at December 31                                                  $       -      $       -       $     296
-------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS



1.     NATURE OF OPERATIONS

       The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), which is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), which is an indirect wholly owned subsidiary of Travelers Group Inc. (Travelers Group), a financial services holding company engaged, through its subsidiaries, principally in four business segments: (i) Investment Services; (ii) Consumer Finance Services; (iii) Property & Casualty Insurance Services; and (iv) Life Insurance Services (through TIC and its subsidiaries). The periodic reports of Travelers Group provide additional business and financial information concerning that company and its consolidated subsidiaries.

       The Company offers fixed and variable deferred annuities and individual life insurance to individuals and small businesses. It also provides single premium group annuity close-out contracts and individual structured settlement annuities.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Significant accounting policies used in the preparation of the accompanying financial statements follow.

       Basis of presentation

       The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

       Certain prior year amounts have been reclassified to conform with the 1996 presentation.

       Investments

       Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are valued based upon quoted market prices, or if quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

       Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1996 and 1995.

       Real estate held for sale is carried at the lower of cost or fair value less estimated costs to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other acceptable techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1996 and 1995.

       Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

       Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

       Investment Gains and Losses

       Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

       Policy Loans

       Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

       Separate Accounts

       Separate account liabilities primarily represent structured settlement annuity obligations, which provide guaranteed levels of return or benefits to contractholders. The separate account assets supporting these obligations, which are legally segregated and are not subject to claims that arise out of any other business of the Company, are primarily carried at fair value. Earnings on structured settlement contracts, generally net investment income less policyholder benefits and operating expenses, are included in other revenues.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       In addition, the Company has other separate accounts, representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

       Deferred Acquisition Costs and Value of Insurance In Force

       Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 10- to 25-year amortization period is used for life insurance, and a 10- to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any are charged to income.

       The value of insurance in force represents the actuarially determined present value of anticipated profits to be realized from annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the business acquired. The value of the business in force is amortized using current interest crediting rates to accrete interest and amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any are charged to income.

       Future Policy Benefits

       Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 4.5% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Contractholder Funds

       Contractholder funds represent receipts from the issuance of universal life and certain individual annuity contracts. Contractholder Fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.9% to 7.0%.

       Permitted Statutory Accounting Practices

       The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

       Premiums

       Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

       Other Revenues

       Other revenues include surrender, mortality and administrative charges and fees as earned on investment and other insurance contracts. Other revenues also include structured settlement policyholder revenues, which relate to contracts issued through a separate account of the Company, net of the related policyholder benefits and expenses.

       Federal Income Taxes

       The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Future Application of Accounting Standards

       In June 1996, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 125 (FAS 125), "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." FAS 125 provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on consistent application of a financial-components approach that focuses on control. Under that approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The requirements of FAS No. 125 are effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, and are to be applied prospectively. However, in December 1996 the FASB issued FAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which delays until January 1, 1998 the effective date for certain provisions. The adoption of the provisions of this statement effective January 1, 1997 will not have a material impact on results of operations, financial condition or liquidity and the Company is currently evaluating the impact of the provisions whose effective date has been delayed until January 1, 1998.

3.     CHANGES IN ACCOUNTING PRINCIPLES

       Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of

       Effective January 1, 1996, the Company adopted Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." This statement establishes accounting standards for the impairment of long-lived assets and certain identifiable intangibles to be disposed. This statement requires a write down to fair value when long-lived assets to be held and used are impaired. The statement also requires long-lived assets to be disposed (e.g., real estate held for sale) be carried at the lower of cost or fair value less cost to sell, and does not allow such assets to be depreciated. The adoption of this standard did not have a material impact on the Company's financial condition, results of operations or liquidity.

       Accounting for Stock-Based Compensation

       The Company participates in a stock option plan sponsored by Travelers Group that provides for the granting of stock options in Travelers Group common stock to officers and key employees. The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. In October 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options. Had the Company applied FAS 123 in accounting for stock options, net income would have been reduced by an insignificant amount in 1996 and 1995.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued




3.     CHANGES IN ACCOUNTING PRINCIPLES, Continued

       Accounting by Creditors for Impairment of a Loan

       Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," and Statement of Financial Accounting Standards No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," which describe how impaired loans should be measured when determining the amount of a loan loss accrual. These statements amended existing guidance on the measurement of restructured loans in a troubled debt restructuring involving a modification of terms. Their adoption did not have a material impact on the Company's financial condition, results of operations or liquidity.

4.     REINSURANCE

       The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. The Company remains primarily liable as the direct insurer on all risks reinsured.

       Life insurance in force ceded to TIC at December 31, 1996 and 1995 was $90.7 million and $97.7 million, respectively. At December 31, 1996 and 1995, $2.2 billion and $601.2 million, respectively, was ceded to non-affiliates.

5.     SHAREHOLDER'S EQUITY

       Unrealized Investment Gains (Losses)

       An analysis of the change in unrealized gains and losses on investments is shown in Note 12.

       Shareholder's Equity and Dividend Availability

       The Company's statutory net income was $17.9 million, $23.0 million and $5.7 million for the years ended December 31, 1996, 1995 and 1994, respectively.

       Statutory capital and surplus was $254.1 million and $257.8 million at December 31, 1996 and 1995, respectively.

       The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $14.8 million is available in 1997 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



6.     DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

       The Company does not hold or issue derivative instruments for trading purposes. The carrying value of derivative instruments was not significant at December 31, 1996 and 1995.

       Fair Value of Certain Financial Instruments

       The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments which are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

       At December 31, 1996, investments in fixed maturities had a carrying value and a fair value of $694.5 million, compared with a carrying value and a fair value of $724.6 million at December 31, 1995. See Note 12.

       At December 31, 1996 and 1995, mortgage loans had a carrying value of $90.5 million and $125.8 million, respectively, which approximates fair value. In estimating fair value, the Company used interest rates reflecting the higher returns required in the current real estate financing market.

       The carrying values of $2.1 million and $1.9 million of financial instruments classified as other assets approximated their fair values at December 31, 1996 and 1995, respectively. The carrying values of $13.3 million and $55.3 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1996 and 1995, respectively. Fair value is determined using various methods including discounted cash flows, as appropriate for the various financial instruments.

       The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $896.9 million and $901.0 million, respectively, at December 31, 1996, compared to a carrying value and a fair value of $869.1 million and $923.0 million, respectively, at December 31, 1995. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $808.7 million and $695.3 million, respectively, at December 31, 1996, compared to a carrying value and a fair value of $839.1 million and $766.3 million, respectively, at December 31, 1995.

       The carrying values of short-term securities and policy loans approximated their fair values.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



7.     COMMITMENTS AND CONTINGENCIES

       Financial Instruments with Off-Balance Sheet Risk

       The Company has, in the normal course of business, provided fixed rate loan commitments and commitments to partnerships.

       The off-balance sheet risks of fixed rate loan commitments, commitments to partnerships and forward contracts were not significant at December 31, 1996 and 1995.

       Litigation

       The Company is a defendant in various litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1996, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

8.     BENEFIT PLANS

       Pension Plans

       The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Travelers Group covering the majority of Travelers Group's U.S. employees. Benefits for the qualified plan are based on an account balance formula. Under this formula, each employee's accrued benefit can be expressed as an account that is credited with amounts based upon the employee's pay, length of service and a specified interest rate, all subject to a minimum benefit level. This plan is funded in accordance with the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code.

       The Company also participates in a nonqualified, noncontributory defined benefit pension plan sponsored by an affiliate covering the majority of the Company's U.S. employees. Contributions are based on benefits paid.

       The Company's share of net pension expense was not significant for 1996, 1995 or 1994.

       Other Benefit Plans

       In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees through a plan sponsored by TIGI. Retirees may elect certain prepaid health care benefit plans. Life insurance benefits are generally set at a fixed amount. Beginning January 1, 1996, these plans were amended to restrict benefit eligibility to retirees and certain retiree-eligible employees. The cost recognized by the Company for these benefits represents its allocated share of the total costs of the plan, net of retiree contributions. The Company's share of the total cost of the plan for 1996, 1995 and 1994 was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



8.     BENEFIT PLANS, Continued

       Savings, Investment and Stock Ownership Plan

       Under the savings, investment and stock ownership plan available to substantially all employees of TIGI, the Company matches a portion of employee contributions. Effective April 1, 1993, the match decreased from 100% to 50% of an employee's first 5% contribution and a variable match based on the profitability of TIGI and its subsidiaries was added through December 31, 1995. Effective January 1, 1996, the match remained at 50% of an employee's first 5% contribution with a maximum of $1,000. Effective January 1, 1997, employee contributions will be matched with Travelers Group stock options. The Company's expense was not significant for 1996, 1995 or 1994.

9.     RELATED PARTY TRANSACTIONS

       The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by TIC. Settlements for these functions between TIC and its affiliates are made regularly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

       TIGI and its subsidiaries maintain a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1996 and 1995, the pool totaled approximately $2.9 billion and $2.2 billion, respectively. The Company's share of the pool amounted to $68.2 million and $49.5 million at December 31, 1996 and 1995, respectively, and is included in short-term securities in the balance sheet.

       The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $250 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

       The Company sells structured settlement annuities to an affiliate, Travelers Property Casualty Corp., (TAP), formerly Travelers/Aetna Property Casualty Corp. Such deposits were $36.9 million, $36.6 million and $37.6 million for 1996, 1995 and 1994, respectively.

       The Company began marketing variable annuity products through its affiliate, Smith Barney, Inc., in 1995. Deposits related to these products were $300.0 million and $20.5 million in 1996 and 1995, respectively.

       Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases are shared by the companies on a cost allocation method based generally on estimated usage by department. The company's rent expense was insignificant in 1996, 1995 and 1994.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



10.    FEDERAL INCOME TAXES


       (in thousands)                                      1996           1995                1994
       --------------------------------------------------------------------------------------------
       Effective tax rate

       Income before federal income taxes              $ 39,582        $43,436             $27,865
       Statutory tax rate                                    35%            35%                 35%
       -------------------------------------------------------------------------------------------

       Expected federal income taxes                   $ 13,854        $15,203             $ 9,753
       Tax effect of:
          Nontaxable investment income                      (15)           (13)                (90)
          Adjustments to benefit and other reserves           -              -                (117)
          Other, net                                        (48)          (671)                 (6)
       --------------------------------------------------------------------------------------------
       Federal income taxes                            $ 13,791        $14,519             $ 9,540
       --------------------------------------------------------------------------------------------

       Effective tax rate                                    35%            33%                 34%
       -------------------------------------------------------------------------------------------

       Composition of federal income taxes

       Current:
          United States                                $ 29,435        $ 2,555             $ 4,742
          Foreign                                            21              -                   -
       --------------------------------------------------------------------------------------------
       Total                                             29,456          2,555                4,742
       --------------------------------------------------------------------------------------------

       Deferred:
          United States                                 (15,665)        11,964                4,798
       --------------------------------------------------------------------------------------------
       Federal income taxes                            $ 13,791        $14,519             $  9,540
       --------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



10.    FEDERAL INCOME TAXES, Continued

       The net deferred tax assets at December 31, 1996 and 1995 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


       (in thousands)                                                           1996         1995
       ------------------------------------------------------------------------------------------
       Deferred tax assets:
         Benefit, reinsurance and other reserves                             $79,484    $  67,104
         Other                                                                 3,043        2,570
       ------------------------------------------------------------------------------------------
           Total                                                              82,527       69,674
       ------------------------------------------------------------------------------------------

       Deferred tax liabilities:
         Investments, Net                                                     12,113       19,625
         Deferred acquisition costs and
           value of insurance in force                                        10,066        6,285
         Other                                                                   662          536
       ------------------------------------------------------------------------------------------
          Total                                                               22,841       26,446
       ------------------------------------------------------------------------------------------

       Net deferred tax asset before valuation allowance                      59,686       43,228
       Valuation allowance for deferred tax assets                            (2,070)      (2,070)
       ------------------------------------------------------------------------------------------

       Net deferred tax asset after valuation allowance                      $57,616      $41,158
       ------------------------------------------------------------------------------------------

       Starting in 1994 and continuing for at least five years, TIC and its life insurance subsidiaries, including the Company, will file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to TIC. Any credits for losses will be paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

       A net deferred tax asset valuation allowance of $2.1 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and the consolidated federal income tax return of Travelers Group commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1996. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



10.    FEDERAL INCOME TAXES, Continued

       In management's judgment, the $57.6 million "net deferred tax asset after valuation allowance" as of December 31, 1996, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1996, the Company has no ordinary or capital loss carryforwards.

       The "policyholders surplus account", which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $2.0 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $700 thousand.

11.    NET INVESTMENT INCOME

       (For the year ended December 31, in thousands)          1996         1995          1994
       ---------------------------------------------------------------------------------------
       Gross investment income

       Fixed maturities                                     $54,029      $49,486       $44,354
       Equity securities                                        411          497           827
       Mortgage loans                                        15,491       11,644        17,178
       Real estate held for sale                              3,480        2,476         6,299
       Other                                                 19,770        2,552         4,480
       ---------------------------------------------------------------------------------------
                                                             93,181       66,655        73,138
       ---------------------------------------------------------------------------------------

       Investment expenses                                    4,141        3,446         7,045
       ---------------------------------------------------------------------------------------
       Net investment income                                $89,040      $63,209       $66,093
       ---------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.    INVESTMENTS AND INVESTMENT GAINS (LOSSES)

       Realized investment gains (losses) for the periods were as follows:


       (For the year ended December 31, in thousands)            1996         1995          1994
       -----------------------------------------------------------------------------------------
       Realized

       Fixed maturities                                      $(11,491)     $(4,240)      $  (908)
       Equity securities                                        4,613        6,138         1,675
       Mortgage loans                                           1,979          725            36
       Real estate held for sale                                  (73)         (35)            -
       Other                                                   (4,641)      16,125        (2,877)
       -----------------------------------------------------------------------------------------
       Realized investment gains (losses)                    $ (9,613)     $18,713       $(2,074)
       -----------------------------------------------------------------------------------------


       Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:


       (For the year ended December 31, in thousands)           1996          1995           1994
       ------------------------------------------------------------------------------------------
       Unrealized
       Fixed maturities                                     $(23,953)     $111,551       $(65,205)
       Equity securities                                        (746)        1,834            (27)
       Other                                                  22,431         4,390            (28)
       ------------------------------------------------------------------------------------------
                                                              (2,268)      117,775        (65,260)
       Related taxes                                            (794)       41,221        (22,841)
       ------------------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)         (1,474)       76,554        (42,419)
       Balance beginning of year                              35,330       (41,224)         1,195
       ------------------------------------------------------------------------------------------
       Balance end of year                                  $ 33,856      $ 35,330       $(41,224)
       ------------------------------------------------------------------------------------------


       Fixed Maturities

       Proceeds from sales of fixed maturities classified as available for sale were $979.0 million and $460.0 million in 1996 and 1995, respectively. Gross gains of $8.4 million and $7.9 million and gross losses of $19.9 million and $10.3 million in 1996 and 1995, respectively, were realized on those sales.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued


       The amortized cost and fair values of investments in fixed maturities were as follows:

       December 31, 1996
       ----------------------------------------------------------------------------------------------------
                                                                    Gross           Gross
                                               Amortized       unrealized      unrealized              Fair
       (in thousands)                               cost            gains          losses             value
       ----------------------------------------------------------------------------------------------------
       Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                         $ 88,138          $ 1,637          $  629          $ 89,146
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                     115,059           10,371              61           125,369
          Obligations of states and
             political subdivisions                3,500              255              --             3,755
          Debt securities issued
             by foreign governments               56,097            1,473           1,269            56,301
          All other corporate bonds              409,294           13,862           3,277           419,879
          Redeemable preferred stock                  85               --              --                85
       ----------------------------------------------------------------------------------------------------
          Total                                 $672,173          $27,598          $5,236          $694,535
       ----------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued


       December 31, 1995
       ------------------------------------------------------------------------------------------
                                                                Gross        Gross
                                              Amortized    unrealized   unrealized           Fair
       (in thousands)                              cost         gains       losses          value
       ------------------------------------------------------------------------------------------
       Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                        $ 89,044       $ 2,545       $  378       $ 91,211
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                    160,988        24,267            1        185,254
          Obligations of states and
             political subdivisions               3,500           499            -          3,999
          All other corporate bonds             424,676        21,576        2,162        444,090
          Redeemable preferred stock                 85             -            -             85
       ------------------------------------------------------------------------------------------
          Total                                $678,293       $48,887       $2,541       $724,639
       ------------------------------------------------------------------------------------------

       The amortized cost and fair value of fixed maturities available for sale at December 31, 1996, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

       Maturity                                         Amortized           Fair
       (in thousands)                                        cost          value
       -------------------------------------------------------------------------
       Due in one year or less                           $ 11,184       $ 11,204
       Due after 1 year through 5 years                    50,397         50,366
       Due after 5 years through 10 years                 169,634        173,049
       Due after 10 years                                 352,820        370,770
       -------------------------------------------------------------------------
                                                          584,035        605,389
       Mortgage-backed securities                          88,138         89,146
       -------------------------------------------------------------------------
          Total                                          $672,173       $694,535
       -------------------------------------------------------------------------

       The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       At December 31, 1996 and 1995, the Company held CMOs with a market value of $67.7 million and $68.6 million, respectively. The Company's CMO holdings are 100% and approximately 94% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1996 and 1995, respectively.

       Equity Securities

       The cost and market values of investments in equity securities were as follows:

       December 31, 1996
       ----------------------------------------------------------------------------------------------------
                                                                 Gross             Gross
                                                            unrealized        unrealized               Fair
       (in thousands)                            Cost            gains            losses              value
       -----------------------------------------------------------------------------------------------------
       Common stocks                           $1,630           $2,845               $83             $4,392
       Nonredeemable preferred stocks           5,024              138                 -              5,162
       ----------------------------------------------------------------------------------------------------
         Total                                 $6,654           $2,983               $83             $9,554
       ----------------------------------------------------------------------------------------------------



       December 31, 1995
       ----------------------------------------------------------------------------------------------------
                                                                  Gross            Gross
                                                             unrealized       unrealized               Fair
       (in thousands)                            Cost             gains           losses              value
       ----------------------------------------------------------------------------------------------------
       Common stocks                           $3,310            $3,374             $ 68            $ 6,616
       Nonredeemable preferred stocks           6,143               340                -              6,483
       ----------------------------------------------------------------------------------------------------
         Total                                 $9,453            $3,714             $ 68            $13,099
       ----------------------------------------------------------------------------------------------------


       Proceeds from sales of equity securities were $12.8 million and $11.8 million in 1996 and 1995, respectively. Gross gains of $4.7 million and $4.9 million and gross losses of $155 thousand and $474 thousand in 1996 and 1995, respectively, were realized on those sales.

       Real estate held for sale and mortgage loans

       Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       At December 31, 1996 and 1995, the Company's real estate held for sale and mortgage loan portfolios consisted of the following:

       (in thousands)                                           1996          1995
       ---------------------------------------------------------------------------
       Current mortgage loans                               $ 90,394      $108,142
       Underperforming mortgage loans                            148        17,671
       ---------------------------------------------------------------------------
              Total                                           90,542       125,813
       ---------------------------------------------------------------------------

       Real estate held for sale                              10,111         8,995
       ---------------------------------------------------------------------------
              Total                                         $100,653      $134,808
       ---------------------------------------------------------------------------


       Aggregate annual maturities on mortgage loans at December 31, 1996 are as follows:

       (in thousands)
       ---------------------------------------------------
       Past maturity                               $ 1,677
       1997                                          5,662
       1998                                            316
       1999                                          5,088
       2000                                          5,734
       2001                                          5,678
       Thereafter                                   66,387
       ---------------------------------------------------
          Total                                    $90,542
       ---------------------------------------------------

       Concentrations

       At December 31, 1996 the Company had investments of $75.1 million in the State of Israel and $40.6 million in Merrill Lynch Trust Series 45. In 1995, the Company had no concentration of credit risk in a single investee exceeding 10% of shareholder's equity.

       The Company participates in a short-term investment pool maintained by an affiliate. See Note 9.

       Included in fixed maturities are below investment grade assets totaling $40.7 million and $59.0 million at December 31, 1996 and 1995, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       The Company also had concentrations of investments, primarily fixed maturities, in the following industries:

       (in thousands)                                                            1996        1995
       ------------------------------------------------------------------------------------------
       Foreign governments                                                   $108,850     $     -
       Finance                                                                 90,222      25,853
       Transportation                                                          86,819      44,118
       ------------------------------------------------------------------------------------------

       Below investment grade assets included in the totals of the previous table were as follows:

       (in thousands)                                                          1996        1995
       ----------------------------------------------------------------------------------------
       Foreign governments                                                   $6,567     $     -
       Finance                                                                2,386         451
       Transportation                                                           776      18,648
       ----------------------------------------------------------------------------------------


       Concentrations of mortgage loans by property type at December 31, 1996 and 1995 were as follows:

       (in thousands)                                                           1996        1995
       -----------------------------------------------------------------------------------------
       Agricultural                                                          $33,501     $29,820
       Office                                                                 22,533      32,024
       Retail                                                                 20,024      27,870
       -----------------------------------------------------------------------------------------


       The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

       Non-Income Producing Investments

       Investments included in the balance sheets that were non-income producing for the preceding 12 months were insignificant.

       Restructured Investments

       The Company had mortgage loan and debt securities which were restructured at below market terms totaling approximately $1.0 million and $17.7 million at December 31, 1996 and 1995, respectively. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant in 1996 and amounted to $4.9 million in 1995. Interest on these assets, included in net investment income, was insignificant in 1996 and amounted to $2.0 million in 1995.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



13.    LIFE AND ANNUITY DEPOSIT FUNDS AND RESERVES

       At December 31, 1996, the Company had $740.6 million of life and annuity deposit funds and reserves. Of that total, $659.0 million were not subject to discretionary withdrawal based on contract terms. The remaining $81.6 million were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $50.4 million of liabilities that are surrenderable with market value adjustments. An additional $31.2 million of the life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 6.7%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

14. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES

       The following table reconciles net income to net cash provided by (used in) operating activities:

       (For the year ended December 31, in thousands)                       1996             1995              1994
       ------------------------------------------------------------------------------------------------------------
       Net income from continuing operations                            $ 25,791         $ 28,917          $ 18,325
         Adjustments to reconcile net income to
             cash provided by operating activities
           Realized (gains) losses                                         9,613          (18,713)            2,074
           Deferred federal income taxes                                 (15,665)          11,964             4,798
           Amortization of deferred policy acquisition
              costs and value of insurance in force                        3,286            1,563                 -
           Additions to deferred policy acquisition costs                (20,753)          (3,109)          (21,014)
           Investment income accrued                                       1,308             (819)            1,085
           Premium balances receivable                                    (3,561)          (2,277)                -
           Insurance reserves and accrued expenses                       (16,459)         (20,081)          (16,062)
           Other                                                         (13,419)         (46,076)           18,371
       ------------------------------------------------------------------------------------------------------------

           Net cash provided by (used in) operating activities          $(29,859)        $(48,631)         $  7,577
       ------------------------------------------------------------------------------------------------------------

15.    NONCASH INVESTING AND FINANCING ACTIVITIES

       Significant noncash investing and financing activities include: a) the transfer of $2.6 million of real estate held for sale and mortgage loans from one of the Company's separate accounts to the general account in 1995, b) acquisition of real estate through foreclosures of mortgage loans amounting to $1.1 million, $0 and $10.3 million in 1996, 1995 and 1994, respectively.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant are not provided since the Registrant had no assets as of the effective date of this amendment to this Registration Statement.

         The audited financial statements of The Travelers Life and Annuity Company and the Reports of Independent Auditors are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

               Statements of Income and Retained Earnings for the years
                 ended December 31, 1996, 1995 and 1994
               Balance Sheets as of December 31, 1996 and 1995
               Statements of Cash Flows for the years ended December 31, 1996,
                 1995 and 1994
               Notes to Financial Statements

(b)      Exhibits

           1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed April 30, 1996.)

           2.    Not Applicable.

        3(a). Distribution and Management Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Equities Sales, Inc. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 27, 1995.)

        3(b). Specimen copies of Dealer Agreements between principal underwriter and dealer. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed April 30, 1996.)

           4.    Form of Variable Annuity Contract.

           5.    Form of Application.

        6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via EDGAR on March 17, 1995.)

           9. Opinion of Counsel as to the legality of securities being registered.

       10(a). Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants.

         13. Schedule for computation for each performance quotation - Standardized and Non-Standardized.

        15(a) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan.

       15(b). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill, Irwin R. Ettinger, Michael A. Carpenter and Donald T. DeCarlo. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 27, 1995.)


Item 25.  Directors and Officers of the Depositor

Name and Principal                                Positions and Offices
Business Address                                  with Depositor
----------------                                  ---------------------------
Michael A. Carpenter*                              Director, Chairman of the Board,
                                                   President and Chief Executive Officer
Jay S. Benet*                                      Director and Senior Vice President
George C. Kokulis*                                 Director and Senior Vice President
Robert I. Lipp*                                    Director
Ian R. Stuart*                                     Director, Senior Vice President,
                                                   Chief Financial Officer, Chief
                                                   Accounting Officer and Controller
Katherine M. Sullivan*                             Director and Senior Vice President
                                                   and General Counsel
Marc P. Weill**                                    Director and Senior Vice President
Stuart Baritz**                                    Senior Vice President
Elizabeth C. Georgakopoulos*                       Senior Vice President
Barry Jacobson*                                    Senior Vice President
Russell H. Johnson*                                Senior Vice President
Warren H. May*                                     Senior Vice President
Christine M. Modie*                                Senior Vice President
David A. Tyson*                                    Senior Vice President
F. Denney Voss*                                    Senior Vice President
Paula Burton*                                      Vice President
Charles N. Vest*                                   Vice President and Actuary
Donald R. Munson, Jr.*                             Second Vice President
Ernest J. Wright*                                  Vice President and Secretary
Kathleen A. McGah*                                 Assistant Secretary and Counsel


Principal Business Address:
* The Travelers Life and Annuity Company             ** Travelers Group Inc.
  One Tower Square                                      388 Greenwich Street
  Hartford, Connecticut 06183                           New York, New York 10013

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


              OWNERSHIP OF THE TRAVELERS LIFE AND ANNUITY COMPANY


Company                                                       State of  Organization        Ownership         Principal Business
-------                                                       ----------------------        ---------         ------------------
Travelers Group Inc.                                          Delaware                      Publicly Held     ----------------
   Associated Madison Companies Inc.                          Delaware                      100.00            ----------------
       PFS Services Inc.                                      Georgia                       100.00            ----------------
           The Travelers Insurance Group, Inc.                Connecticut                   100.00            ----------------
               The Travelers Insurance Company                Connecticut                   100.00            Insurance
                   The Travelers Life and Annuity Company     Connecticut                   100.00            Insurance

--------------------------------------------------------------------------------

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                     THE TRAVELERS LIFE AND ANNUITY COMPANY





                                                                                            % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
AC Health Ventures, Inc.                                                Delaware               100.00         Inactive
AMCO Biotech, Inc.                                                      Delaware               100.00         Inactive
Associated Madison Companies, Inc.                                      Delaware               100.00         Holding company.
     American National Life Insurance (T & C), Ltd.                     Turks and
                                                                          Caicos Islands       100.00         Insurance
     ERISA Corporation                                                  New York               100.00         Inactive
     Mid-America Insurance Services, Inc.                               Georgia                100.00         Third party
                                                                                                                administrator
     National Marketing Corporation                                     Pennsylvania           100.00         Inactive
     PFS Services, Inc.                                                 Georgia                100.00         General partner and
                                                                                                                holding company
          The Travelers Insurance Group Inc.                            Connecticut            100.00         Holding company




                                                                         3/18/97

                                                                                           % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
               Constitution Plaza, Inc.                                 Connecticut            100.00         Real estate brokerage
               KP Properties Corporation                                Massachusetts          100.00         Real estate
               KPI 85, Inc.                                             Massachusetts          100.00         Real estate
               KRA Advisers Corporation                                 Massachusetts          100.00         Real estate
               KRP Corporation                                          Massachusetts          100.00         Real estate
               La Metropole S.A.                                        Belgium                 98.83         P-C insurance/
                                                                                                                reinsurance
               The Prospect Company                                     Delaware               100.00         Investments
                    89th & York Avenue Corporation                      New York               100.00         Real estate
                    979 Third Avenue Corporation                        Delaware               100.00         Real estate
                    Meadow Lane, Inc.                                   Georgia                100.00         Real estate
                                                                                                                development
                    Panther Valley, Inc.                                New Jersey             100.00         Real estate management
                    Prospect Management Services Company                Delaware               100.00         Real estate management
                    The Travelers Asset Funding Corporation             Connecticut            100.00         Investment adviser
                         Travelers Capital Funding Corporation          Connecticut            100.00         Furniture/equipment
               The Travelers Insurance Company                          Connecticut            100.00         Insurance
                     The Plaza Corporation                              Connecticut            100.00         Holding company
                         The Copeland Companies                         New Jersey             100.00         Holding company
                              American Odyssey Funds Management,
                                Inc.                                    New Jersey             100.00         Investment advisor
                                   American Odyssey Funds, Inc.         Maryland               100.00         Investment management
                              Copeland Administrative Services, Inc.    New Jersey             100.00         Administrative
                                                                                                                services
                              Copeland Associates, Inc.                 Delaware               100.00         Fixed/variable
                                                                                                                annuities
                                   Copeland Associates Agency of
                                     Ohio, Inc.                         Ohio                    99.00         Fixed/variable
                                                                                                                annuities
                                   Copeland Associates of Alabama,
                                     Inc.                               Alabama                100.00         Fixed/variable
                                                                                                                annuities
                                   Copeland Associates of Montana,
                                     Inc.                               Montana                100.00         Fixed/variable
                                                                                                                annuities
                                   Copeland Benefits Management
                                     Company                            New Jersey              51.00         Investment marketing
                                   Copeland Equities, Inc.              New Jersey             100.00         Fixed/variable
                                                                                                                annuities
                                   H.C. Copeland Associates, Inc. of
                                     Massachusetts                      Massachusetts          100.00         Fixed annuities
                              Copeland Financial Services, Inc.         New Jersey             100.00         Investment advisory
                                                                                                                services.
                              Copeland Healthcare Services, Inc.        New Jersey             100.00         Life insurance
                                                                                                                marketing
                              H.C. Copeland and Associates, Inc.
                                of Texas                                Texas                  100.00         Fixed/variable
                                                                                                                annuities

                                                                                            % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
                         Three Parkway Inc. - I                         Pennsylvania           100.00         Investment real estate
                         Three Parkway Inc. - II                        Pennsylvania           100.00         Investment real estate
                         Three Parkway Inc. - III                       Pennsylvania           100.00         Investment real estate
                         Tower Square Securities, Inc.                  Connecticut            100.00         Broker dealer
                         Travelers Asset Management International
                           Corporation                                  New York               100.00         Investment adviser
                         Travelers Distribution Company                 Delaware               100.00
                         Travelers Investment Adviser, Inc.             Delaware               100.00         Investment Advisor
                         Travelers/Net Plus Agency of Ohio, Inc.        Ohio                   100.00         Insurance agency
                         Travelers/Net Plus Insurance Agency, Inc.      Massachusetts          100.00         Insurance agency
                         Travelers/Net Plus, Inc.                       Connecticut            100.00
                    The Travelers Life and Annuity Company              Connecticut            100.00         Life insurance
                    Travelers Insurance Holdings Inc.                   Georgia                100.00         Holding company
                         AC RE, Ltd.                                    Bermuda                100.00         Reinsurance
                         American Financial Life Insurance Company      Texas                  100.00         Insurance
                         Primerica Life Insurance Company               Massachusetts          100.00         Life insurance
                              National Benefit Life Insurance
                                Company                                 New York               100.00         Insurance
                              Primerica Financial Services
                                (Canada) Ltd.                           Canada                 100.00         Holding company
                                   PFSL Investments Canada Ltd.         Canada                 100.00         Mutual fund dealer
                                   Primerica Financial Services Ltd.    Canada                 82.82          General agent
                                   Primerica Life Insurance Company
                                     of Canada                          Canada                 100.00         Life insurance
               The Travelers Insurance Corporation Proprietary
                 Limited                                                Australia              100.00         Inactive
               Travelers Canada Corporation                             Canada                 100.00         Inactive
               Travelers Mortgage Securities Corporation                Delaware               100.00         Collateralized
                                                                                                                obligations
               Travelers of Ireland Limited                             Ireland                99.90          Data processing
               Travelers Property Casualty Corp.                        Delaware               82.00          Holding company
                    The Aetna Casualty and Surety Company               Connecticut            100.00         Insurance company
                         AE Development Group, Inc.                     Connecticut            100.00
                         Aetna Casualty & Surety Company of Canada      Canada                 100.00
                         Aetna Casualty and Surety Company of
                           America                                      Connecticut            100.00         Insurance company
                         Aetna Casualty and Surety Company of
                           Illinois                                     Illinois               100.00         Insurance company

                                                                                           % of Voting
                                                                                            Securities
                                                                                          Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
                         Aetna Casualty Company of Connecticut          Connecticut            100.00         Insurance company
                         Aetna Commercial Insurance Company             Connecticut            100.00         Insurance company
                         Aetna Excess and Surplus Lines Company         Connecticut            100.00         Insurance Company
                         Aetna Lloyds of Texas Insurance Company        Texas                  100.00         Insurance company
                         Aetna National Accounts U.K. Limited           United Kingdom         100.00         Insurance company
                         Axia Services, Inc.                            New York               100.00
                         Farmington Casualty Company                    Connecticut            100.00         Insurance company
                         Farmington Management, Inc.                    Connecticut            100.00
                         Urban Diversified Properties, Inc.             Connecticut            100.00
                    The Standard Fire Insurance Company                 Connecticut            100.00
                         AE Properties, Inc.                            California             100.00
                         Aetna Insurance Company                        Connecticut            100.00         Insurance company
                         Aetna Insurance Company of Illinois            Illinois               100.00         Insurance company
                         Aetna Personal Security Insurance Company      Connecticut            100.00         Insurance company
                         Community Rehabilitation Investment
                           Corporation                                  Connecticut            100.00
                         The Automobile Insurance Company of
                           Hartford, Connecticut                        Connecticut            100.00         Insurance company
                    The Travelers Indemnity Company                     Connecticut            100.00         P-C insurance
                         Commercial Insurance Resources, Inc.           Delaware               100.00         Holding company
                              Gulf Insurance Company                    Missouri               100.00         P-C insurance
                                   Atlantic Insurance Company           Texas                  100.00         P-C insurance
                                   Gulf Risk Services, Inc.             Delaware               100.00         Claims/risk management
                                   Gulf Underwriters Insurance
                                     Company                            Missouri               100.00         P-C ins/surplus lines
                                   Select Insurance Company             Texas                  100.00         P-C insurance
                         Countersignature Agency, Inc.                  Florida                100.00         Countersign ins
                                                                                                                policies
                         First Floridian Auto and Home Insurance
                           Company                                      Florida                100.00         Insurance company
                         First Trenton Indemnity Company                New Jersey             100.00         P-C insurance
                         Laramia Insurance Agency, Inc.                 North Carolina         100.00         Flood insurance
                         Secure Affinity Agency, Inc.                   Delaware               100.00         P-C insurance agency
                         The Charter Oak Fire Insurance Company         Connecticut            100.00         P-C insurance
                         The Parker Realty and Insurance
                           Agency, Inc.                                 Vermont                58.00          Real estate

                                                                                           % of Voting
                                                                                           Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
                        The Phoenix Insurance Company                   Connecticut            100.00         P-C insurance
                              Constitution State Service Company        Montana                100.00         Service company
                              The Travelers Indemnity Company of
                                America                                 Georgia                100.00         P-C insurance
                              The Travelers Indemnity Company of
                                Connecticut                             Connecticut            100.00         Insurance
                              The Travelers Indemnity Company of
                                Illinois                                Illinois               100.00         P-C insurance
                         The Premier Insurance Company of
                           Massachusetts                                Massachusetts          100.00         Insurance
                         The Travelers Home and Marine Insurance
                           Company                                      Indiana                100.00         P-C insurance
                         The Travelers Indemnity Company of
                           Missouri                                     Missouri               100.00         P-C insurance
                         The Travelers Lloyds Insurance Company         Texas                  100.00         Non-life insurance
                         The Travelers Marine Corporation               California             100.00         General insurance
                                                                                                                brokerage
                         TI Home Mortgage Brokerage, Inc.               Delaware               100.00         Mortgage brokerage
                                                                                                                services
                         TravCo Insurance Company                       Indiana                100.00         P-C insurance
                         Travelers Bond Investments, Inc.               Connecticut            100.00         Bond investments
                         Travelers General Agency of Hawaii, Inc.       Hawaii                 100.00         Insurance agency
                         Travelers Medical Management
                           Services Inc.                                Delaware               100.00         Managed care
                         Travelers Specialty Property Casualty
                           Company, Inc.                                Connecticut            100.00         Insurance management
     Primerica Convention Services, Inc.                                Georgia                100.00
     Primerica Finance Corporation                                      Delaware               100.00         Holding company
          PFS Distributors, Inc.                                        Georgia                100.00         General partner
          PFS Investments Inc.                                          Georgia                100.00         Broker dealer
          PFS T.A., Inc.                                                Delaware               100.00         Joint venture partner
     Primerica Financial Services Home Mortgages, Inc.                  Georgia                100.00         Mortgage loan broker
     Primerica Financial Services, Inc.                                 Nevada                 100.00         General agency
          Primerica Financial Services Agency of New York, Inc.         New York               100.00         General agency
                                                                                                                licensing
          Primerica Financial Services Insurance Marketing of
            Connecticut, Inc.                                           Connecticut            100.00         General agency
                                                                                                                licensing
          Primerica Financial Services Insurance Marketing of
            Idaho, Inc.                                                 Idaho                  100.00         General agency
                                                                                                                licensing
          Primerica Financial Services Insurance Marketing of
            Nevada, Inc.                                                Nevada                 100.00         General agency
                                                                                                                licensing
          Primerica Financial Services Insurance Marketing of
            Pennsylvania, Inc.                                          Pennsylvania           100.00         General agency
                                                                                                                licensing
          Primerica Financial Services Insurance Marketing of
            the Virgin Islands, Inc.                                    United States
                                                                          Virgin Islands       100.00         General agency
                                                                                                                licensing
          Primerica Financial Services Insurance Marketing of
            Wyoming, Inc.                                               Wyoming                100.00         General agency
                                                                                                                licensing

                                                                                            % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
          Primerica Financial Services Insurance Marketing, Inc.        Delaware               100.00         General agency
                                                                                                                licensing
          Primerica Financial Services of Alabama, Inc.                 Alabama                100.00         General agency
                                                                                                                licensing
          Primerica Financial Services of Arizona, Inc.                 Arizona                100.00         General agency
                                                                                                                licensing
          Primerica Financial Services of Kentucky Inc.                 Kentucky               100.00         General agency
                                                                                                                licensing
          Primerica Financial Services of New Mexico, Inc.              New Mexico             100.00         General agency
                                                                                                                licensing
          Primerica Insurance Agency of Massachusetts, Inc.             Massachusetts          100.00         General agency
                                                                                                                licensing
          Primerica Insurance Marketing Services of
            Puerto Rico, Inc.                                           Puerto Rico            100.00         Insurance agency
          Primerica Insurance Services of Louisiana, Inc.               Louisiana              100.00         General agency
                                                                                                                licensing
          Primerica Insurance Services of Maryland, Inc.                Maryland               100.00         General agency
                                                                                                                licensing
     Primerica Services, Inc.                                           Georgia                100.00         Print operations
     RCM Acquisition Inc.                                               Delaware               100.00         Investments
     SCN Acquisitions Company                                           Delaware               100.00         Investments
     SL&H Reinsurance, Ltd.                                             Nevis                  100.00         Reinsurance
          Southwest Service Agreements, Inc.                            North Carolina         100.00         Warranty/service
                                                                                                                agreements
     Southwest Warranty Corporation                                     Florida                100.00         Extended automobile
                                                                                                                warranty
Berg Associates                                                         New Jersey             100.00         Inactive
CCC Holdings, Inc.                                                      Delaware               100.00         Holding company
     Commercial Credit Company                                          Delaware               100.00         Holding company.
          American Health and Life Insurance Company                    Maryland               100.00         LH&A Insurance
          Brookstone Insurance Company                                  Vermont                100.00         Insurance managers
          CC Finance Company, Inc.                                      New York               100.00         Consumer lending
          CC Financial Services, Inc.                                   Hawaii                 100.00         Consumer lending
          CCC Fairways, Inc.                                            Delaware               100.00         Investment company
          Chesapeake Appraisal and Settlement Services Inc.             Maryland               100.00         Appraisal/title
               Chesapeake Appraisal and Settlement Services
                 Agency of Ohio Inc.                                    Ohio                   100.00         Appraisal/Title
          City Loan Financial Services, Inc.                            Ohio                   100.00         Direct loan
          Commercial Credit Banking Corporation                         Oregon                 100.00         Consumer finance
          Commercial Credit Consumer Services, Inc.                     Minnesota              100.00         Consumer finance
          Commercial Credit Corporation [AL]                            Alabama                100.00         Consumer finance
          Commercial Credit Corporation [CA]                            California             100.00         Consumer finance

                                                                                           % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
          Commercial Credit Corporation [HI]                            Hawaii                 100.00         Financial services
          Commercial Credit Corporation [IA]                            Iowa                   100.00         Consumer finance
               Commercial Credit of Alabama, Inc.                       Delaware               100.00         Consumer lending
               Commercial Credit of Mississippi, Inc.                   Delaware               100.00         Consumer finance
          Commercial Credit Corporation [KY]                            Kentucky               100.00         Consumer finance
               Certified Insurance Agency, Inc.                         Kentucky               100.00         Insurance agency
               Commercial Credit Investment, Inc.                       Kentucky               100.00         Investment company
               National Life Insurance Agency of Kentucky, Inc.         Kentucky               100.00         Insurance agency
               Union Casualty Insurance Agency, Inc.                    Kentucky               100.00         Insurance agency
          Commercial Credit Corporation [MD]                            Maryland               100.00         Consumer finance
               Action Data Services, Inc.                               Missouri               100.00         Data processing
               Commercial Credit Plan, Incorporated [OK]                Oklahoma               100.00         Consumer finance
          Commercial Credit Corporation [NY]                            New York               100.00         Consumer finance
          Commercial Credit Corporation [SC]                            South Carolina         100.00         Consumer finance
          Commercial Credit Corporation [WV]                            West Virginia          100.00         Consumer finance
          Commercial Credit Corporation NC                              North Carolina         100.00         Consumer finance
          Commercial Credit Europe, Inc.                                Delaware               100.00         Inactive
          Commercial Credit Far East Inc.                               Delaware               100.00         Inactive
          Commercial Credit Insurance Services, Inc.                    Maryland               100.00         Insurance broker
               Commercial Credit Insurance Agency (P&C) of
                 Mississippi, Inc.                                      Mississippi            100.00         Insurance agency
               Commercial Credit Insurance Agency of Alabama, Inc.      Alabama                100.00         Insurance agency
               Commercial Credit Insurance Agency of Hawaii, Inc.       Hawaii                 100.00         Insurance agency
               Commercial Credit Insurance Agency of Kentucky, Inc.     Kentucky               100.00         Insurance agency
               Commercial Credit Insurance Agency of Massachusetts,
                 Inc.                                                   Massachusetts          100.00         Insurance agency
               Commercial Credit Insurance Agency of Nevada, Inc.       Nevada                 100.00         Credit LH&A, P-C
                                                                                                                insurance
               Commercial Credit Insurance Agency of New
                 Mexico, Inc.                                           New Mexico             100.00         Insurance agency/
                                                                                                                Broker
               Commercial Credit Insurance Agency of Ohio, Inc.         Ohio                   100.00         Insurance agency/
                                                                                                                broker
           Commercial Credit International, Inc.                        Delaware               100.00         Holding company
               Commercial Credit International Banking Corporation      Oregon                 100.00         International lending
                    Commercial Credit Corporation CCC Limited           Canada                 100.00         Second mortgage loans

                                                                                           % of Voting
                                                                                           Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
                    Commercial Credit Services do Brazil Ltda.          Brazil                 99.00          Inactive
               Commercial Credit Services Belgium S.A.                  Belgium                100.00         Inactive
          Commercial Credit Limited                                     Delaware               100.00         Inactive
          Commercial Credit Loan, Inc. [NY]                             New York               100.00         Consumer finance
          Commercial Credit Loans, Inc. [DE]                            Delaware               100.00         Consumer finance
          Commercial Credit Loans, Inc. [OH]                            Ohio                   100.00         Consumer finance
          Commercial Credit Loans, Inc. [VA]                            Virginia               100.00         Consumer finance
          Commercial Credit Management Corporation                      Maryland               100.00         Intercompany services
          Commercial Credit Plan Incorporated [TN]                      Tennessee              100.00         Consumer finance
          Commercial Credit Plan Incorporated [UT]                      Utah                   100.00         Consumer finance
          Commercial Credit Plan Incorporated of Georgetown             Delaware               100.00         Consumer finance
          Commercial Credit Plan Industrial Loan Company                Virginia               100.00         Consumer finance
          Commercial Credit Plan, Incorporated [CO]                     Colorado               100.00         Consumer finance
          Commercial Credit Plan, Incorporated [DE]                     Delaware               100.00         Consumer finance
          Commercial Credit Plan, Incorporated [GA]                     Georgia                100.00         Consumer finance
          Commercial Credit Plan, Incorporated [MO]                     Missouri               100.00         Consumer finance
          Commercial Credit Securities, Inc.                            Delaware               100.00         Broker dealer
          DeAlessandro & Associates, Inc.                               Delaware               100.00         Inactive
          Park Tower Holdings, Inc.                                     Delaware               100.00         Holding company
               CC Retail Services, Inc.                                 Delaware               100.00         Leasing, financing
                    Troy Textiles, Inc.                                 Delaware               100.00         Inactive
               Commercial Credit Development Corporation                Delaware               100.00         Direct loan
                    Myers Park Properties, Inc.                         Delaware               100.00         Inactive
               Travelers Home Mortgage Services of Alabama, Inc.        Delaware               100.00         Inactive
          Penn Re, Inc.                                                 North Carolina         100.00         Management company
          Plympton Concrete Products, Inc.                              Delaware               100.00         Inactive
          Resource Deployment, Inc.                                     Texas                  100.00         Management company
          The Travelers Bank                                            Delaware               100.00         Banking services
          The Travelers Bank USA                                        Delaware               100.00         Credit card bank
          Travelers Home Equity, Inc.                                   North Carolina         100.00         Financial services

                                                                                           % of Voting
                                                                                           Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
               CC Consumer Services of Alabama, Inc.                    Alabama                100.00         Financial services
               CC Home Lenders Financial, Inc.                          Georgia                100.00         Financial services
               CC Home Lenders, Inc.                                    Ohio                   100.00         Financial services
               Commercial Credit Corporation [TX]                       Texas                  100.00         Consumer finance
               Commercial Credit Financial of Kentucky, Inc.            Kentucky               100.00         Consumer finance
               Commercial Credit Financial of West Virginia, Inc.       West Virginia          100.00         Consumer finance
               Commercial Credit Plan Consumer Discount Company         Pennsylvania           100.00         Financial services
               Commercial Credit Services of Kentucky, Inc.             Kentucky               100.00         Financial services.
               Travelers Home Mortgage Services, Inc.                   North Carolina         100.00         Financial services
          Triton Insurance Company                                      Missouri               100.00         P-C insurance
          Verochris Corporation                                         Delaware               100.00         Joint venture company
               AMC Aircraft Corp.                                       Delaware               100.00         Aviation
          World Service Life Insurance Company                          Colorado               100.00         Life insurance
Greenwich Street Capital Partners, Inc.                                 Delaware               100.00         Investments
Greenwich Street Investments, Inc.                                      Delaware               100.00         Investments
     Greenwich Street Capital Partners Offshore Holdings, Inc.          Delaware               100.00         Investments
Mirasure Insurance Company, Ltd.                                        Bermuda                100.00         Inactive
Pacific Basin Investments Ltd.                                          Delaware               100.00         Inactive
Primerica Corporation <WY>                                              Wyoming                100.00         Inactive
Primerica, Inc.                                                         Delaware               100.00         Name saver
Smith Barney Corporate Trust Company                                    Delaware               100.00         Trust company
Smith Barney Holdings Inc.                                              Delaware               100.00         Holding company
     Nextco Inc.                                                        Delaware               100.00         Purchasing
     R-H Capital, Inc.                                                  Delaware               100.00         Investments
     R-H Sports Enterprises Inc                                         Georgia                100.00         Sports representation
     SB Cayman Holdings I Inc.                                          Delaware               100.00         Holding company
               Greenwich (Cayman) I Limited                             Cayman Islands         100.00         Corporate services
               Greenwich (Cayman) II Limited                            Cayman Islands         100.00         Corporate services
               Greenwich (Cayman) III Limited                           Cayman Islands         100.00         Corporate services
     SB Cayman Holdings II Inc.                                         Delaware               100.00         Holding company

                                                                                           % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
     SB Cayman Holdings III Inc.                                        Delaware               100.00         Holding company
     SB Cayman Holdings IV Inc.                                         Delaware               100.00         Holding company
     Smith Barney (Delaware) Inc.                                       Delaware               100.00         Holding company
          1345 Media Corp.                                              Delaware               100.00         Holding company
          Corporate Realty Advisors, Inc.                               Delaware               100.00         Realty trust adviser
           IPO Holdings Inc.                                            Delaware               100.00         Holding company
               Institutional Property Owners, Inc. V                    Delaware               100.00         Investments
               Institutional Property Owners, Inc. VI                   Delaware               100.00         General partner
          MLA 50 Corporation                                            Delaware               100.00         Limited partner
          MLA GP Corporation                                            Delaware               100.00         General partner
          Smith Barney Acquisition Corporation                          Delaware               100.00         Offshore fund adviser
          Smith Barney Global Capital Management, Inc.                  Delaware               100.00         Investment management
          Smith Barney Realty, Inc.                                     Delaware               100.00         Investments
          Smith Barney Risk Investors, Inc.                             Delaware               100.00         Investments
          Smith Barney Venture Corp.                                    Delaware               100.00         Investments
     Smith Barney (Ireland) Limited                                     Ireland                100.00         Fund management
     Smith Barney Asia Inc.                                             Delaware               100.00         Investment banking
     Smith Barney Asset Management Group (Asia) Pte. Ltd.               Singapore              100.00         Asset management
     Smith Barney Canada Inc.                                           Canada                 100.00         Investment dealer
     Smith Barney Capital Services Inc.                                 Delaware               100.00         Derivative product
                                                                                                                transactions
     Smith Barney Cayman Islands, Ltd.                                  Cayman Islands         100.00         Securities trading
     Smith Barney Commercial Corp.                                      Delaware               100.00         Commercial credit
     Smith Barney Commercial Corporation Asia Limited                   Hong Kong              99.00          Commodities trading
     Smith Barney Europe Holdings, Ltd.                                 United Kingdom         100.00         Holding corp.
          Smith Barney Europe, Ltd.                                     United Kingdom         100.00         Securities brokerage
     Smith Barney Futures Management Inc.                               Delaware               100.00         Commodities pool
                                                                                                                operator
          Smith Barney Offshore Fund Ltd.                               Delaware               100.00         Commodity pool
          Smith Barney Overview Fund PLC                                Dublin                 100.00         Commodity fund
     Smith Barney Inc.                                                  Delaware               100.00         Broker dealer
          SBHU Life Agency, Inc.                                        Delaware               100.00         Insurance brokerage

                                                                                           % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
               Robinson-Humphrey Insurance Services Inc.                Georgia                100.00         Insurance brokerage
                    Robinson-Humphrey Insurance Services of
                      Alabama, Inc.                                     Alabama                100.00         Insurance brokerage
               SBHU Life Agency of Arizona, Inc.                        Arizona                100.00         Insurance brokerage
               SBHU Life Agency of Indiana, Inc.                        Indiana                100.00         Insurance brokerage
               SBHU Life Agency of Utah, Inc.                           Utah                   100.00         Insurance brokerage
               SBHU Life Insurance Agency of Massachusetts, Inc.        Massachusetts          100.00         Insurance brokerage
               SBS Insurance Agency of Hawaii, Inc.                     Hawaii                 100.00         Insurance brokerage
               SBS Insurance Agency of Idaho, Inc.                      Idaho                  100.00         Insurance brokerage
               SBS Insurance Agency of Maine, Inc.                      Maine                  100.00         Insurance brokerage
               SBS Insurance Agency of Montana, Inc.                    Montana                100.00         Insurance brokerage
               SBS Insurance Agency of Nevada, Inc.                     Nevada                 100.00         Insurance brokerage
               SBS Insurance Agency of Ohio, Inc.                       Ohio                   100.00         Insurance brokerage
               SBS Insurance Agency of South Dakota, Inc.               South Dakota           100.00         Insurance brokerage
               SBS Insurance Agency of Wyoming, Inc.                    Wyoming                100.00         Insurance brokerage
               SBS Insurance Brokerage Agency of Arkansas, Inc.         Arkansas               100.00         Insurance brokerage
               SBS Insurance Brokers of Kentucky, Inc.                  Kentucky               100.00         Insurance brokerage
               SBS Insurance Brokers of New Hampshire, Inc.             New Hampshire          100.00         Insurance brokerage
               SBS Insurance Brokers of North Dakota, Inc.              North Dakota           100.00         Insurance brokerage
               SBS Life Insurance Agency of Puerto Rico, Inc.           Puerto Rico            100.00         Insurance brokerage
               SLB Insurance Agency of Maryland, Inc.                   Maryland               100.00         Insurance brokerage
               Smith Barney Life Agency Inc.                            Louisiana              100.00         Insurance brokerage
          Smith Barney (Hong Kong) Limited                              Hong Kong              100.00         Broker dealer
          Smith Barney (Netherlands) Inc.                               Delaware               100.00         Broker dealer
          Smith Barney International Incorporated                       Oregon                 100.00         Broker dealer
               Smith Barney (Singapore) Pte Ltd                         Singapore              100.00         Commodities
               Smith Barney Pacific Holdings, Inc.                      British
                                                                          Virgin Islands       100.00         Holding company
                    Smith Barney (Asia) Limited                         Hong Kong              100.00         Broker dealer
                    Smith Barney (Pacific) Limited                      Hong Kong              100.00         Commodities dealer
               Smith Barney Securities Pte Ltd                          Singapore              100.00         Securities brokerage
          Smith Barney Puerto Rico Inc.                                 Puerto Rico            100.00         Broker dealer

                                                                                           % of Voting
                                                                                            Securities
                                                                                         Owned  Directly
                                                                        State of         or Indirectly by
                                                                        Organization     The Travelers Inc.   Principal Business
                                                                        ------------     -----------------    ------------------
          The Robinson-Humphrey Company, Inc.                           Delaware               100.00         Broker dealer
     Smith Barney Mortgage Brokers Inc.                                 Delaware               100.00         Mortgage brokerage
     Smith Barney Mortgage Capital Corp.                                Delaware               100.00         Mortgage-backed
                                                                                                                securities
     Smith Barney Mortgage Capital Group, Inc.                          Delaware               100.00         Mortgage trading
     Smith Barney Mutual Funds Management Inc.                          Delaware               100.00         Investment management
          Smith Barney Asset Management Co., Ltd.                       Japan                  100.00         Investment advisor
          Smith Barney Strategy Advisers Inc.                           Delaware               100.00         Investment management
               E.C. Tactical Management S.A.                            Luxembourg             100.00         Investment management
     Smith Barney Offshore, Inc.                                        Delaware               100.00         Decathlon Fund advisor
          Decathlon Offshore Limited                                    Cayman Islands         100.00         Commodity fund
     Smith Barney S.A.                                                  France                 100.00         Commodities trading
          Smith Barney Asset Management France S.A.                     France                 100.00         Com. based asset
                                                                                                                management
     Smith Barney Securities Investment Consulting Co. Ltd.             Taiwan                 99.00          Investrment analysis
     Smith Barney Shearson (Chile) Corredora de Seguro Limitada         Chile                  100.00         Insurance brokerage
      Structured Mortgage Securities Corporation                        Delaware               100.00         Mortgage-backed
                                                                                                                securities
     The Travelers Investment Management Company                        Connecticut            100.00         Investment advisor
Smith Barney Private Trust Company                                      New York               100.00         Trust company.
Smith Barney Private Trust Company of Florida                           Florida                100.00         Trust company
Tinmet Corporation                                                      Delaware               100.00         Inactive
Travelers Group Diversified Distribution Services, Inc.                 Delaware               100.00         Alternative marketing
     Travelers Group Exchange, Inc.                                     Delaware               100.00         Insurance agency
Travelers Services Inc.                                                 Delaware               100.00         Holding company
Tribeca Management Inc.                                                 Delaware               100.00
TRV Employees Investments, Inc.                                         Delaware               100.00         Investments
TRV/RCM Corp.                                                           Delaware               100.00         Inactive
TRV/RCM LP Corp.                                                        Delaware               100.00         Inactive

Item 27.  Number of Contract Owners

As of March 1, 1997, there were no contract owners of variable annuity contracts funded through the Registrant.

Item 28.  Indemnification

Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-320a provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Depositor. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the Federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

    (a)  Tower Square Securities, Inc.
         One Tower Square
         Hartford, Connecticut 06183

Tower Square Securities, Inc. also serves as principal underwriter for the following :

         The Travelers Growth and Income Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
         The Travelers Money Market Account for Variable Annuities
         The Travelers Timed Growth and Income Stock Account for Variable
           Annuities
         The Travelers Timed Short-Term Bond Account for Variable Annuities The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Timed Bond Account for Variable Annuities
         The Travelers Fund U for Variable Annuities
         The Travelers Fund BD for Variable Annuities
         The Travelers Fund BD II for Variable Annuities
         The Travelers Fund ABD for Variable Annuities
         The Travelers Fund ABD II for Variable Annuities
         The Travelers Separate Account QP for Variable Annuities
         The Travelers Separate Account QP II for Variable Annuities
         The Travelers Fund UL for Variable Life Insurance
         The Travelers Fund UL II for Variable Life Insurance
         The Travelers Variable Life Insurance Separate Account One
         The Travelers Variable Life Insurance Separate Account Three
         The Travelers Variable Life Insurance Separate Account Two
         The Travelers Variable Life Insurance Separate Account Four


(b)      Name and Principal                        Positions and Offices
         Business Address *                        With Underwriter
         ------------------                        ---------------------
         Russell H. Johnson                        Chairman of the Board, Chief Executive Officer,
                                                   President and Chief Operating Officer
         William F. Scully, III                    Member, Board of Directors,
                                                   Senior Vice President, Treasurer
                                                   and Chief Financial Officer
         Cynthia P. Macdonald                      Vice President, Chief Compliance Officer
                                                   and Assistant Secretary
         Joanne K. Russo                           Member, Board of Directors
                                                   Senior Vice President
         Kathleen A. McGah                         General Counsel and Secretary
         Jay S. Benet                              Member, Board of Directors
         George C. Kokulis                         Member, Board of Directors
         Warren H. May                             Member, Board of Directors
         Donald R. Munson, Jr.                     Senior Vice President
         Stuart L. Baritz                          Vice President
         Michael P. Kiley                          Vice President
         Tracey Kiff-Judson                        Second Vice President
         Robin A. Jones                            Second Vice President
         Whitney F. Burr                           Second Vice President
         Marlene M. Ibsen                          Second Vice President
         John J. Williams, Jr.                     Director and Assistant Compliance Officer

(b)      Name and Principal                        Positions and Offices
         Business Address *                        With Underwriter
         ------------------                        ---------------------
         Susan M. Cursio                           Director and Operations Manager
         Dennis D. D'Angelo                        Director
         Thomas P. Tooley                          Director
         Nancy S. Waldrop                          Assistant Treasurer

         * Principal business address: One Tower Square, Hartford, Connecticut 06183


(c)      Not applicable.


Item 30.  Location of Accounts and Records

(1)      The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183


Item 31.  Management Services

Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

    (a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

    (b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The coimpany hereby represents:

    (a) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on April 30, 1997.

                  THE TRAVELERS FUND VA FOR VARIABLE ANNUITIES
                                  (Registrant)

                                      and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  (Depositor)



                           By:   *IAN R. STUART
                               ------------------------------------------------
                               Ian R. Stuart
                               Senior Vice President, Chief Financial Officer, Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on April 30, 1997.



                                                               >
*MICHAEL A. CARPENTER                                       Director, Chairman of the Board, President
-------------------------------------------                 and Chief Executive Officer
  (Michael A. Carpenter)

*JAY S. BENET                                               Director
-------------------------------------------
  (Jay S. Benet)

*GEORGE C. KOKULIS                                          Director
-------------------------------------------
  (George C. Kokulis

*ROBERT I. LIPP                                             Director
-------------------------------------------
  (Robert I. Lipp)

*IAN R. STUART                                              Director, Senior Vice President, Chief
-------------------------------------------                 Financial Officer, Chief Accounting Officer
  (Ian R. Stuart)                                           and Controller


*KATHERINE M. SULLIVAN                                      Director, Senior Vice President and
-------------------------------------------
  (Katherine M. Sullivan)                                   General Counsel

*MARC P. WEILL                                              Director
-------------------------------------------
  (Marc P. Weill)



 *By:  Ernest J. Wright, Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit
No.            Description                                                               Method of Filing
-------        -----------                                                               ----------------
     1.     Resolution of The Travelers Life and Annuity Company
            Board of Directors authorizing the establishment of the
            Registrant.  Incorporated herein by reference to
            Exhibit 1 to Post-Effective Amendment No. 2 to the
            Registration Statement on Form N-4 filed April 30, 1996.)

  3(a). Form of Distribution and Management Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Equities Sales, Inc. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment to the Registration Statement on Form N-4, filed on April 27, 1995.)

  3(b). Specimen copies of Dealer Agreements between principal underwriter and dealer. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the
            Registration Statement on Form N-4 filed April 30, 1996.)

     4.     Form of Variable Annuity Contract.                                       Electronically

     5.     Form of Application.                                                     Electronically

  6(a). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on
            March 17, 1995.)

  6(b). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on
            March 17, 1995.)

     9.     Opinion of Counsel as to the legality of securities being                Electronically
            registered.

    10.     Consent of KPMG Peat Marwick LLP, Independent                            Electronically
            Certified Public Accountants.

    13.     Schedule for computation of each performance quotation -                 Electronically
            Standardized and Non-Standardized.

 15(a).     Powers of Attorney authorizing Ernest J. Wright or                       Electronically
            Kathleen A. McGah as signatory for Michael A. Carpenter,
            Jay S. Benet, George C. Kokulis, Ian R. Stuart and
            Katherine M. Sullivan.

 15(b).     Powers of Attorney authorizing Jay S. Fishman or
            Ernest J. Wright as signatory for Michael A.
            Carpenter, Robert I. Lipp, Charles O. Prince, III,
            Irwin R. Ettinger and Donald T. DeCarlo.
            (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration
            Statement on Form N-4, filed on April 27, 1995.)